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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Global Science and Technology Portfolio
ING VP Growth Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP International Equity Portfolio
ING VP Small Company Portfolio
ING VP Value Opportunity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING VP Global Science and Technology Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.8%
		Aerospace/Defense: 3.3%
29,900	L	Goodrich Corp.	$1,144,871
112,100	@@	Meggitt PLC	557,664
19,600		Raytheon Co.	758,520
			2,461,055
		Biotechnology: 5.3%
18,000	@, L	ARIAD Pharmaceuticals, Inc.	100,800
64,342	@	Arqule, Inc.	303,051
9,200	@, L	Chiron Corp.	322,552
25,500	@, L	Genentech, Inc.	1,443,554
23,900	@, L	ICOS Corp.	536,794
22,500	@	InterMune, Inc.	247,500
10,100	@	Millipore Corp.	438,340
22,300	@, L	Transkaryotic Therapies, Inc.	556,720
			3,949,311
		Commercial Services: 1.1%
32,600	@, @@	Accenture Ltd. - Class A	787,290
			787,290
		Computers: 11.9%
20,000	@	Apple Computer, Inc.	833,400
41,900	@	Cadence Design Systems, Inc.	626,405
29,050	@	Dell, Inc.	1,116,101
61,900	@	EMC Corp.	762,608
33,900		Hewlett-Packard Co.	743,766
160,000	@@	Hon Hai Precision Industry Co. Ltd.	708,506
14,100		International Business Machines Corp.	1,288,458
582,000	@@	Lite-On Technology Corp.	624,419
24,600	@	NCR Corp.	830,004
364,000	@@	Quanta Computer, Inc.	608,905
38,200	@, @@	Seagate Technology, Inc.	746,810
			8,889,382
		Electrical Components and Equipment: 2.5%
14,400		American Power Conversion	375,984
3,000	@@	Samsung Electronics Co. Ltd.	1,478,687
			1,854,671
		Electronics: 2.1%
26,600	@	Agilent Technologies, Inc.	590,520
13,600	@	Coherent, Inc.	459,136
52,300	@	TTM Technologies, Inc.	547,058
			1,596,714
		Healthcare-Products: 7.6%
8,100	@@	Alcon, Inc.	723,249
3,200		Bausch & Lomb, Inc.	234,560
19,300		Biomet, Inc.	700,590
16,800	@	Boston Scientific Corp.	492,072
7,100		C.R. Bard, Inc.	483,368
37,600	@	Caliper Life Sciences, Inc.	242,520
20,400	@, L	Cytyc Corp.	469,404
7,200		Dentsply Intl., Inc.	391,752

PORTFOLIO OF INVESTMENTS

ING VP Global Science and Technology Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

3,600	@	Kinetic Concepts, Inc.	$214,740
7,200		Medtronic, Inc.	366,840
79,000	@@	Shimadzu Corp.	471,871
25,100	@	St. Jude Medical, Inc.	903,600
			5,694,566
		Healthcare-Services: 3.2%
3,600		Aetna, Inc.	269,820
9,000	@	Covance, Inc.	428,490
4,800	@, L	LifePoint Hospitals, Inc.	210,432
11,200	@	Triad Hospitals, Inc.	561,120
6,400		UnitedHealth Group, Inc.	610,432
2,400	@	WellPoint, Inc.	300,840
			2,381,134
		Internet: 5.5%
47,300	@, L	aQuantive, Inc.	523,611
17,000	@, L	Ask Jeeves, Inc.	477,360
10,800	@	eBay, Inc.	402,408
89,300	@	iVillage, Inc.	543,837
35,100	@	Symantec Corp.	748,683
47,700	@	TIBCO Software, Inc.	355,365
32,000	@	Yahoo!, Inc.	1,084,800
			4,136,064
		Leisure Time: 0.6%
17,000	@, L	WMS Industries, Inc.	478,720
			478,720
		Machinery-Construction and Mining: 1.2%
33,000	@@	Hitachi Construction Machinery Co., Ltd.	454,851
60,000	@@	Komatsu Ltd.	450,687
			905,538
		Pharmaceuticals: 6.8%
67,000	@, L	Abgenix, Inc.	469,000
10,300	@	Caremark Rx, Inc.	409,734
2,700	@, L	Express Scripts, Inc.	235,413
23,600	@, L	First Horizon Pharmaceutical Corp.	398,368
13,200	@	Forest Laboratories, Inc.	487,740
12,600	@, L	Medco Health Solutions, Inc.	624,582
14,300	@@	Novartis AG ADR	668,954
21,200	@	Noven Pharmaceuticals, Inc.	359,552
2,800	@, L	OSI Pharmaceuticals, Inc.	115,752
32,900	@, L	Salix Pharmaceuticals Ltd.	542,521
8,700	@@	Sanofi-Aventis ADR	368,358
11,700	@@	Shire Pharmaceuticals PLC ADR	401,076
			5,081,050
		Semiconductors: 17.9%
23,750		Analog Devices, Inc.	858,325
63,400	@	Applied Materials, Inc.	1,030,249
15,100	@, L	Broadcom Corp.	451,792
51,350		Intel Corp.	1,192,860
9,900	@	International Rectifier Corp.	450,450
36,700	L	Intersil Corp.	635,644
18,300	@, L	KLA-Tencor Corp.	841,983
23,950	@	Lam Research Corp.	691,197
18,600		Linear Technology Corp.	712,566
12,600	@, @@	Marvell Technology Group Ltd.	483,084
15,200		Maxim Integrated Products, Inc.	621,224
39,800	@	MEMC Electronic Materials, Inc.	535,310
38,600	L	National Semiconductor Corp.	795,546

PORTFOLIO OF INVESTMENTS

ING VP Global Science and Technology Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

28,700	@, L	Novellus Systems, Inc.	$767,151
17,000	@	Nvidia Corp.	403,920
65,578	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	556,101
29,550		Texas Instruments, Inc.	753,230
17,400	@, L	Varian Semiconductor Equipment Associates, Inc.	661,374
32,300		Xilinx, Inc.	944,129
			13,386,135
		Software: 15.4%
14,200		Adobe Systems, Inc.	953,814
24,200	@, L	Citrix Systems, Inc.	576,444
31,000	L	Computer Associates Intl., Inc.	840,100
108,800	@	Compuware Corp.	783,360
27,300	@	Digi Intl., Inc.	374,556
21,500	@	Electronic Arts, Inc.	1,113,270
12,200		Global Payments, Inc.	786,778
77,600	@	Informatica Corp.	641,752
8,750	@, L	Intuit, Inc.	382,988
64,300		Microsoft Corp.	1,554,131
146,400	@, L	OpenTV Corp.	415,776
60,800	@	Oracle Corp.	758,784
22,800	@@, L	SAP AG ADR	913,824
35,600	@@, L	Satyam Computer Services Ltd. ADR	831,616
59,500	@	Siebel Systems, Inc.	543,235
			11,470,428
		Telecommunications: 11.3%
29,400		Adtran, Inc.	518,616
50,900	@, L	Alamosa Holdings, Inc.	594,003
37,800	@, L	Avaya, Inc.	441,504
27,200	@	Cisco Systems, Inc.	486,608
39,400	@	Comverse Technology, Inc.	993,668
29,800		Harris Corp.	972,970
34,900	@	Juniper Networks, Inc.	769,894
16,400	@@, L	Mobile TeleSystems SP ADR	577,116
19,900	@	Nextel Communications, Inc.	565,558
69,500	@, L	Powerwave Technologies, Inc.	537,930
19,700		QUALCOMM, Inc.	722,005
31,300		Scientific-Atlanta, Inc.	883,286
20,178	@@	Telekomunikasi Indonesia Tbk PT ADR	378,136
			8,441,294
		Total Common Stock (Cost $68,756,411)	71,513,352

Principal Amount			Value

SHORT-TERM INVESTMENTS: 17.0%

	Securities Lending CollateralCC: 17.0%
$12,670,967	The Bank of New York Institutional Cash Reserves Fund		$12,670,967
	Total Short-Term Investments (Cost $12,670,967)		12,670,967

	Total Investments In Securities (Cost $81,427,378)*	112.8%	$84,184,319
	Other Assets and Liabilities—Net	(12.8)	(9,532,965)
	Net Assets	100.0%	$74,651,354

PORTFOLIO OF INVESTMENTS

ING VP Global Science and Technology Portfolio	as of March 31, 2005 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
*	Cost for federal income tax purposes is $81,745,300.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,380,359
	Gross Unrealized Depreciation	(2,941,340)
	Net Unrealized Appreciation	$2,439,019

PORTFOLIO OF INVESTMENTS

ING VP Growth Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 100.0%
		Aerospace/Defense: 3.0%
69,600		Boeing Co.	$4,068,816
34,100	L	Goodrich Corp.	1,305,689
			5,374,505
		Agriculature: 2.8%
78,420		Monsanto Co.	5,058,090
			5,058,090
		Apparel: 2.6%
41,300	@	Coach, Inc.	2,338,819
27,700		Nike, Inc.	2,307,687
			4,646,506
		Beverages: 1.3%
44,300		PepsiCo, Inc.	2,349,229
			2,349,229
		Biotechnology: 1.9%
59,700	@	Amgen, Inc.	3,475,137
			3,475,137
		Computers: 8.2%
105,400	@	Apple Computer, Inc.	4,392,018
125,200	@	Dell, Inc.	4,810,184
58,300		International Business Machines Corp.	5,327,454
			14,529,656
		Cosmetics/Personal Care: 3.2%
113,900		Gillette Co.	5,749,672
			5,749,672
		Diversified Financial Services: 2.4%
38,100		Goldman Sachs Group, Inc.	4,190,619
			4,190,619
		Electronics: 1.1%
68,600	@	Jabil Circuit, Inc.	1,956,472
			1,956,472
		Food: 1.0%
27,100		Wm. Wrigley Jr. Co.	1,776,947
			1,776,947
		Hand/Machine Tools: 1.4%
53,700		Stanley Works	2,430,999
			2,430,999

PORTFOLIO OF INVESTMENTS

ING VP Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 9.4%
34,484	@@	Alcon, Inc.	$3,079,076
37,800	@, L	Cytyc Corp.	869,778
119,000		Johnson & Johnson	7,992,041
55,100	@	Kinetic Concepts, Inc.	3,286,715
44,000	@	St. Jude Medical, Inc.	1,584,000
			16,811,610
		Healthcare-Services: 5.8%
39,000	@	Covance, Inc.	1,856,790
42,600	@	Coventry Health Care, Inc.	2,902,764
76,357	@	DaVita, Inc.	3,195,540
24,900		UnitedHealth Group, Inc.	2,374,962
			10,330,056
		Insurance: 1.0%
31,000		American Intl. Group, Inc.	1,717,710
			1,717,710
		Internet: 4.3%
109,400	@	eBay, Inc.	4,076,244
105,800	@	Yahoo!, Inc.	3,586,620
			7,662,864
		Lodging: 1.7%
45,900		Marriott Intl., Inc.	3,068,874
			3,068,874
		Media: 2.1%
19,200		McGraw-Hill Cos., Inc.	1,675,200
74,000		Walt Disney Co.	2,126,020
			3,801,220
		Miscellaneous Manufacturing: 6.5%
67,694		Danaher Corp.	3,615,537
102,460		General Electric Co.	3,694,708
128,000	@@	Tyco Intl. Ltd.	4,326,399
			11,636,644
		Oil and Gas: 4.1%
39,800		ENSCO Intl., Inc.	1,498,868
56,000		EOG Resources, Inc.	2,729,440
58,900	@, L	Transocean, Inc.	3,030,994
			7,259,302
		Oil and Gas Services: 3.2%
89,200		Halliburton Co.	3,857,900
27,200		Schlumberger Ltd.	1,917,056
			5,774,956
		Packaging and Containers: 1.3%
89,157	@	Owens-Illinois, Inc.	2,241,407
			2,241,407
		Pharmaceuticals: 4.7%
86,700	@, L	Andrx Corp.	1,965,489
37,300	@	Barr Pharmaceuticals, Inc.	1,821,359
127,600	@, L	Gilead Sciences, Inc.	4,568,080
			8,354,928

PORTFOLIO OF INVESTMENTS

ING VP Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Retail: 9.1%
74,300		CVS Corp.		$3,909,666
30,100		Federated Department Stores, Inc.		1,915,564
80,300		J.C. Penney Co., Inc. Holding Co.		4,169,176
52,700		Michaels Stores, Inc.		1,913,010
131,500	@	Office Depot, Inc.		2,916,670
42,200		Staples, Inc.		1,326,346
				16,150,432
114,100	@	Semiconductors: 4.1%
54,900		Altera Corp.		2,256,898
107,900		Maxim Integrated Products, Inc.		2,243,763
		Texas Instruments, Inc.		2,750,371
				7,251,032
		Software: 6.1%
64,312		Computer Associates Intl., Inc.		1,742,855
218,400		Microsoft Corp.		5,278,728
303,600	@	Oracle Corp.		3,788,928
				10,810,511
		Telecommunications: 6.6%
76,300	@, @@	Amdocs Ltd.		2,166,920
125,400	@, @@, L	Nokia Oyj ADR		1,934,922
154,400		QUALCOMM, Inc.		5,658,760
84,200		Sprint Corp.		1,915,550
				11,676,152
		Transportation: 1.1%
20,700		FedEx Corp.		1,944,765
				1,944,765
		Total Common Stock
		(Cost $159,111,658)		178,030,295

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 5.6%
		Repurchase Agreement: 0.0%
$135,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.851%, due 04/01/05, $135,011 to be received upon repurchase (Collateralized by $145,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $139,485, due 02/15/09)		$135,000
		Total Short-Term Investments		135,000
		(Cost $135,000)
		Securities Lending CollateralCC: 5.6%
9,930,542		The Bank of New York Institutional Cash Reserves Fund		9,930,542
		Total Securities Lending Collateral
		(Cost $9,930,542)		9,930,542
		Total Short-Term Investments
		(Cost $10,065,542)		10,065,542

		Total Investments In Securities
		(Cost $169,177,200)*	105.6%	$188,095,837
		Other Assets and Liabilities—Net	(5.6)	(10,014,635)
		Net Assets	100.0%	$178,081,202

PORTFOLIO OF INVESTMENTS

ING VP Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
*	Cost for federal income tax purposes is $172,795,431.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$18,360,013
	Gross Unrealized Depreciation	(3,059,607)
	Net Unrealized Appreciation	$15,300,406

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.0%
		Advertising: 0.2%
53,450	@, L	Interpublic Group of Cos., Inc.	$656,366
23,900		Omnicom Group, Inc.	2,115,628
			2,771,994
		Aerospace/Defense: 2.0%
113,300		Boeing Co.	6,623,518
27,250		General Dynamics Corp.	2,917,113
3,400	L	Goodrich Corp.	130,186
13,650		L-3 Communications Holdings, Inc.	969,423
134,350		Lockheed Martin Corp.	8,203,410
49,100		Northrop Grumman Corp.	2,650,418
60,550		Raytheon Co.	2,343,285
23,550		Rockwell Collins, Inc.	1,120,745
67,200		United Technologies Corp.	6,831,552
			31,789,650
		Agriculture: 1.9%
270,100		Altria Group, Inc.	17,661,839
213,377		Archer-Daniels-Midland Co.	5,244,807
63,800		Monsanto Co.	4,115,100
20,000		Reynolds American, Inc.	1,611,800
25,140	L	UST, Inc.	1,299,738
			29,933,284
		Apparel: 0.8%
64,350	@	Coach, Inc.	3,644,141
15,000	L	Jones Apparel Group, Inc.	502,350
14,250		Liz Claiborne, Inc.	571,853
57,600		Nike, Inc.	4,798,655
9,400		Reebok Intl., Ltd.	416,420
36,300		VF Corp.	2,146,782
			12,080,201
		Auto Manufacturers: 0.4%
416,600	L	Ford Motor Co.	4,720,078
23,237	L	PACCAR, Inc.	1,682,126
			6,402,204
		Auto Parts and Equipment: 0.1%
33,700	@, L	Goodyear Tire & Rubber Co.	449,895
23,650	L	Johnson Controls, Inc.	1,318,724
			1,768,619
		Banks: 6.0%
43,800	L	AmSouth Bancorporation	1,136,610
670,824		Bank of America Corp.	29,583,337
71,950		BB&T Corp.	2,811,806
37,200		Comerica, Inc.	2,048,976
18,000	L	Compass Bancshares, Inc.	817,200
13,100	L	First Horizon National Corp.	534,349
30,210	L	Huntington Bancshares, Inc.	722,019
91,900	L	KeyCorp	2,982,155
15,350	L	M & T Bank Corp.	1,566,621
24,400	L	Marshall & Ilsley Corp.	1,018,700

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 6.0%
55,300		Mellon Financial Corp.	$1,578,262
89,037	L	National City Corp.	2,982,740
61,125		North Fork Bancorporation, Inc.	1,695,608
24,100		Northern Trust Corp.	1,046,904
37,450		PNC Financial Services Group, Inc.	1,927,926
8,950		State Street Corp.	391,294
47,600		SunTrust Banks, Inc.	3,430,532
43,151	L	Synovus Financial Corp.	1,202,187
99,350		The Bank of New York Co., Inc.	2,886,118
244,747		U.S. Bancorp	7,053,609
302,686		Wachovia Corp.	15,409,743
225,150		Wells Fargo & Co.	13,463,970
10,950		Zions Bancorporation	755,769
			97,046,435
		Beverages: 2.4%
106,600		Anheuser-Busch Cos., Inc.	5,051,774
28,400	L	Brown-Forman Corp.	1,554,900
419,650		Coca-Cola Co.	17,486,815
62,250		Coca-Cola Enterprises, Inc.	1,277,370
9,900	L	Molson Coors Brewing Co.	763,983
33,350		Pepsi Bottling Group, Inc.	928,798
219,800		PepsiCo, Inc.	11,655,994
			38,719,634
		Biotechnology: 0.7%
165,640	@	Amgen, Inc.	9,641,904
33,150	@	Genzyme Corp.	1,897,506
			11,539,410
		Building Materials: 0.3%
49,250		American Standard Cos., Inc.	2,289,139
59,922		Masco Corp.	2,077,496
13,950	L	Vulcan Materials Co.	792,779
			5,159,414
		Chemicals: 2.0%
30,450		Air Products & Chemicals, Inc.	1,927,181
8,500		Ashland, Inc.	573,495
202,950		Dow Chemical Co.	10,117,057
140,350		E.I. du Pont de Nemours & Co.	7,191,533
11,750		Eastman Chemical Co.	693,250
13,900	L	Ecolab, Inc.	459,395
17,850		Engelhard Corp.	536,036
9,000		International Flavors & Fragrances, Inc.	355,500
58,550		PPG Industries, Inc.	4,187,496
46,000		Praxair, Inc.	2,201,560
44,200		Rohm & Haas Co.	2,121,600
16,950		Sherwin-Williams Co.	745,631
9,400	L	Sigma-Aldrich Corp.	575,750
			31,685,484
		Commercial Services: 1.0%
4,450	@, L	Apollo Group, Inc.	329,567
139,950		Cendant Corp.	2,874,573
49,437		Equifax, Inc.	1,517,222
35,600	L	H&R Block, Inc.	1,800,648
101,750		McKesson Corp.	3,841,062
18,600		Moody’s Corp.	1,503,996
49,050		Paychex, Inc.	1,609,821
30,350		R.R. Donnelley & Sons Co.	959,667
36,450	L	Robert Half Intl., Inc.	982,692
			15,419,248

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 5.5%
268,100	@	Apple Computer, Inc.	$11,171,727
24,950	@, L	Computer Sciences Corp.	1,143,958
575,200	@	Dell, Inc.	22,099,183
64,250	L	Electronic Data Systems Corp.	1,328,048
538,150	@	EMC Corp.	6,630,008
407,568		Hewlett-Packard Co.	8,942,042
282,750		International Business Machines Corp.	25,837,694
16,950	@	Lexmark Intl., Inc.	1,355,492
22,600	@	NCR Corp.	762,524
114,300	@	Network Appliance, Inc.	3,161,538
1,085,750	@	Sun Microsystems, Inc.	4,386,430
36,250	@	Sungard Data Systems, Inc.	1,250,625
60,977	@	Unisys Corp.	430,498
			88,499,767
		Cosmetics/Personal Care: 2.6%
12,650		Alberto-Culver Co.	605,429
63,300		Avon Products, Inc.	2,718,102
71,850		Colgate-Palmolive Co.	3,748,415
132,700		Gillette Co.	6,698,696
66,100		Kimberly-Clark Corp.	4,344,753
440,200		Procter & Gamble Co.	23,330,600
			41,445,995
		Distribution/Wholesale: 0.1%
24,150		Genuine Parts Co.	1,050,283
11,150		W.W. Grainger, Inc.	694,311
			1,744,594
		Diversified Financial Services: 6.5%
168,800		American Express Co.	8,671,255
32,100	L	Bear Stearns Cos., Inc.	3,206,790
32,000	L	Capital One Financial Corp.	2,392,640
30,250		Charles Schwab Corp.	317,928
28,200		CIT Group, Inc.	1,071,600
691,300		Citigroup, Inc.	31,067,021
135,200		Countrywide Financial Corp.	4,388,592
53,450	@, L	E*TRADE Financial Corp.	641,400
126,800		Fannie Mae	6,904,260
12,850		Federated Investors, Inc.	363,784
33,050		Franklin Resources, Inc.	2,268,883
92,000		Freddie Mac	5,814,400
63,050		Goldman Sachs Group, Inc.	6,934,870
61,750		Lehman Brothers Holdings, Inc.	5,814,380
160,175		MBNA Corp.	3,932,296
119,750		Merrill Lynch & Co., Inc.	6,777,850
142,800		Morgan Stanley	8,175,299
89,350	@, W, L	Providian Financial Corp.	1,533,246
59,250		SLM Corp.	2,953,020
16,400		T. Rowe Price Group, Inc.	973,832
			104,203,346
		Electric: 2.7%
150,950	@	AES Corp.	2,472,561
26,450		Ameren Corp.	1,296,315
54,100	L	American Electric Power Co., Inc.	1,842,646
36,600	L	CenterPoint Energy, Inc.	440,298
25,650	L	Cinergy Corp.	1,039,338
30,000	L	Consolidated Edison, Inc.	1,265,400
23,699		Constellation Energy Group, Inc.	1,225,238
44,000		Dominion Resources, Inc.	3,274,920

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 2.7%
23,750		DTE Energy Co.	$1,080,150
213,200	L	Duke Energy Corp.	5,971,731
41,850		Edison Intl.	1,453,032
30,200		Entergy Corp.	2,133,932
88,050		Exelon Corp.	4,040,614
43,950		FirstEnergy Corp.	1,843,703
46,900	L	FPL Group, Inc.	1,883,035
38,750		NiSource, Inc.	883,113
51,850		PG&E Corp.	1,768,085
24,350		PPL Corp.	1,314,657
6,650		Progress Energy, Inc.	278,968
6,150		Public Service Enterprise Group, Inc.	334,499
95,200		Southern Co.	3,030,216
31,300	L	TECO Energy, Inc.	490,784
54,600	L	TXU Corp.	4,347,797
10,600		Xcel Energy, Inc.	182,108
			43,893,140
		Electrical Components and Equipment: 0.2%
55,429		Emerson Electric Co.	3,599,005
			3,599,005
		Electronics: 0.3%
54,150	@	Agilent Technologies, Inc.	1,202,129
26,300		Applera Corp. - Applied Biosystems Group	519,162
3,000	@, L	Fisher Scientific Intl., Inc.	170,760
21,250	@, L	Jabil Circuit, Inc.	606,050
3,200		Parker Hannifin Corp.	194,944
25,100		PerkinElmer, Inc.	517,813
141,050	@, L	Solectron Corp.	489,444
17,800		Tektronix, Inc.	436,634
21,450	@	Thermo Electron Corp.	542,471
17,350	@	Waters Corp.	620,957
			5,300,364
		Engineering and Construction: 0.0%
4,400		Fluor Corp.	243,892
			243,892
		Environmental Control: 0.1%
75,050		Waste Management, Inc.	2,165,193
			2,165,193
		Food: 1.3%
10,200		Albertson’s, Inc.	210,630
51,600		Campbell Soup Co.	1,497,432
67,250		ConAgra Foods, Inc.	1,817,095
49,150		General Mills, Inc.	2,415,722
43,300		H.J. Heinz Co.	1,595,172
34,300		Hershey Foods Corp.	2,073,778
56,250		Kellogg Co.	2,433,937
98,050	@	Kroger Co.	1,571,742
16,350		McCormick & Co., Inc.	562,931
59,750	@	Safeway, Inc.	1,107,168
103,925		Sara Lee Corp.	2,302,977
30,650		SUPERVALU, Inc.	1,022,178
30,907		Wm. Wrigley Jr. Co.	2,026,572
			20,637,334

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.5%
6,950		Georgia-Pacific Corp.	$246,656
65,800		International Paper Co.	2,420,781
17,500		Louisiana-Pacific Corp.	439,950
27,100		MeadWestvaco Corp.	862,322
21,200		Plum Creek Timber Co., Inc.	756,840
12,250	L	Temple-Inland, Inc.	888,738
34,550	L	Weyerhaeuser Co.	2,366,675
			7,981,962
		Gas: 0.2%
20,450		KeySpan Corp.	796,937
54,200		Sempra Energy	2,159,328
			2,956,265
		Hand/Machine Tools: 0.2%
27,950		Black & Decker Corp.	2,207,770
5,000	L	Snap-On, Inc.	158,950
9,850		Stanley Works	445,910
			2,812,630
		Healthcare-Products: 3.7%
6,100	L	Bausch & Lomb, Inc.	447,130
31,200		Baxter Intl., Inc.	1,060,176
87,550		Becton Dickinson & Co.	5,114,671
31,950		Biomet, Inc.	1,159,785
106,150	@	Boston Scientific Corp.	3,109,134
12,800		C.R. Bard, Inc.	871,424
43,300		Guidant Corp.	3,199,870
485,350		Johnson & Johnson	32,596,105
157,200		Medtronic, Inc.	8,009,340
45,050	@	St. Jude Medical, Inc.	1,621,800
11,000		Stryker Corp.	490,710
32,950	@	Zimmer Holdings, Inc.	2,563,840
			60,243,985
		Healthcare-Services: 2.5%
93,700		Aetna, Inc.	7,022,815
48,850	@	Humana, Inc.	1,560,269
18,400	@	Laboratory Corp. of America Holdings	886,880
11,500		Manor Care, Inc.	418,140
13,900		Quest Diagnostics, Inc.	1,461,307
178,750		UnitedHealth Group, Inc.	17,049,175
97,300	@	WellPoint, Inc.	12,196,555
			40,595,141
		Home Furnishings: 0.1%
22,300		Leggett & Platt, Inc.	644,024
8,900	L	Whirlpool Corp.	602,797
			1,246,821
		Household Products/Wares: 0.3%
13,450		Avery Dennison Corp.	832,959
33,700		Clorox Co.	2,122,763
18,900		Fortune Brands, Inc.	1,523,907
			4,479,629
		Housewares: 0.0%
36,750	L	Newell Rubbermaid, Inc.	806,295
			806,295

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 5.9%
36,400	@@	ACE Ltd.	$1,502,228
67,100		AFLAC, Inc.	2,500,146
89,950		Allstate Corp.	4,862,697
12,400		AMBAC Financial Group, Inc.	926,900
448,524		American Intl. Group, Inc.	24,852,714
43,650	L	AON Corp.	996,966
62,850		Chubb Corp.	4,982,120
44,250	L	CIGNA Corp.	3,951,525
19,922		Cincinnati Financial Corp.	868,798
40,050		Hartford Financial Services Group, Inc.	2,745,828
18,575		Jefferson-Pilot Corp.	911,104
58,350		Lincoln National Corp.	2,633,919
53,406		Loews Corp.	3,927,477
18,100	L	MBIA, Inc.	946,268
248,500		MetLife, Inc.	9,716,350
21,800	L	MGIC Investment Corp.	1,344,406
73,100		Principal Financial Group	2,813,619
45,550		Progressive Corp.	4,179,668
175,300		Prudential Financial, Inc.	10,062,219
26,550		Safeco Corp.	1,293,251
86,400		St. Paul Travelers Cos., Inc.	3,173,472
18,200		Torchmark Corp.	950,040
41,950	L	UnumProvident Corp.	713,989
46,550	@@	XL Capital Ltd.	3,368,824
			94,224,528
		Internet: 1.1%
177,700	@	eBay, Inc.	6,621,102
238,100	@	Symantec Corp.	5,078,673
179,650	@	Yahoo!, Inc.	6,090,135
			17,789,910
		Iron/Steel: 0.2%
19,100		Nucor Corp.	1,099,396
27,550	L	United States Steel Corp.	1,400,918
			2,500,314
		Leisure Time: 0.4%
13,400	L	Brunswick Corp.	627,790
70,450		Carnival Corp.	3,650,015
39,250	L	Harley-Davidson, Inc.	2,267,080
19,750	L	Sabre Holdings Corp.	432,130
			6,977,015
		Lodging: 0.4%
15,100	L	Harrah’s Entertainment, Inc.	975,158
54,000		Hilton Hotels Corp.	1,206,900
51,650		Marriott Intl., Inc.	3,453,319
23,050		Starwood Hotels & Resorts Worldwide, Inc.	1,383,692
			7,019,069
		Machinery-Diversified: 0.3%
5,750	L	Cummins, Inc.	404,513
6,850		Deere & Co.	459,841
63,350		Rockwell Automation, Inc.	3,588,143
			4,452,497
		Media: 2.6%
298,050	@, L	Comcast Corp.	10,068,129
6,800		Gannett Co., Inc.	537,744
25,700		McGraw-Hill Cos., Inc.	2,242,325
9,700		Meredith Corp.	453,475
16,850	L	New York Times Co.	616,373
71,550	L	News Corp.	1,210,626
602,300	@	Time Warner, Inc.	10,570,365
17,400	L	Tribune Co.	693,738
222,700		Viacom, Inc.	7,756,641
265,900		Walt Disney Co.	7,639,307
			41,788,723

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Mining: 0.1%
13,500		Phelps Dodge Corp.	$1,373,355
			1,373,355
		Miscellaneous Manufacturing: 5.8%
157,500		3M Co.	13,496,174
10,050		Cooper Industries Ltd.	718,776
41,200		Danaher Corp.	2,200,492
27,600		Dover Corp.	1,043,004
39,450	L	Eastman Kodak Co.	1,284,098
19,400		Eaton Corp.	1,268,760
1,408,900		General Electric Co.	50,804,933
108,250		Honeywell Intl., Inc.	4,027,983
37,550		Illinois Tool Works, Inc.	3,361,852
22,750	@@	Ingersoll-Rand Co. Ltd.	1,812,038
9,800		ITT Industries, Inc.	884,352
15,800		Pall Corp.	428,496
30,150		Textron, Inc.	2,249,793
267,200	@@	Tyco Intl., Ltd.	9,031,360
			92,612,111
		Office/Business Equipment: 0.2%
30,850		Pitney Bowes, Inc.	1,391,952
129,150	@	Xerox Corp.	1,956,623
			3,348,575
		Oil and Gas: 9.4%
21,300	L	Amerada Hess Corp.	2,049,273
75,050		Anadarko Petroleum Corp.	5,711,305
40,204		Apache Corp.	2,461,691
128,000		Burlington Resources, Inc.	6,408,960
439,000		ChevronTexaco Corp.	25,598,089
126,594		ConocoPhillips	13,651,896
98,600		Devon Energy Corp.	4,708,150
28,600		EOG Resources, Inc.	1,393,964
1,057,000		Exxon Mobil Corp.	62,997,199
18,950	L	Kerr-McGee Corp.	1,484,354
75,300		Marathon Oil Corp.	3,533,076
3,650		Noble Corp.	205,167
86,250		Occidental Petroleum Corp.	6,138,413
13,100	@, L	Rowan Cos., Inc.	392,083
22,100	L	Sunoco, Inc.	2,287,792
43,100	@, L	Transocean, Inc.	2,217,926
55,100		Unocal Corp.	3,399,119
85,300		Valero Energy Corp.	6,249,931
			150,888,388
		Oil and Gas Services: 0.3%
44,050		Baker Hughes, Inc.	1,959,785
3,950		BJ Services Co.	204,926
57,950		Halliburton Co.	2,506,337
21,400	@, L	National-Oilwell, Inc.	999,380
			5,670,428
		Packaging and Containers: 0.2%
24,850		Ball Corp.	1,030,778
11,500		Bemis Co.	357,880
27,750	@, L	Pactiv Corp.	647,963
11,200	@, L	Sealed Air Corp.	581,728
			2,618,349

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 5.3%
207,400		Abbott Laboratories	$9,668,987
16,850	L	Allergan, Inc.	1,170,570
37,150	L	AmerisourceBergen Corp.	2,128,324
259,850		Bristol-Myers Squibb Co.	6,615,781
148,000		Cardinal Health, Inc.	8,258,400
153,050	@	Caremark Rx, Inc.	6,088,329
30,150		Eli Lilly & Co.	1,570,815
9,600	@	Express Scripts, Inc.	837,024
50,650	@, L	Forest Laboratories, Inc.	1,871,518
54,800	@, L	Gilead Sciences, Inc.	1,961,840
20,200	@	Hospira, Inc.	651,854
51,866	@	King Pharmaceuticals, Inc.	431,006
34,504	@	Medco Health Solutions, Inc.	1,710,363
294,650		Merck & Co., Inc.	9,537,821
1,003,350		Pfizer, Inc.	26,358,004
172,550		Wyeth	7,278,159
			86,138,795
		Pipelines: 0.2%
88,350		El Paso Corp.	934,743
6,200	L	Kinder Morgan, Inc.	469,340
63,150		Williams Cos., Inc.	1,187,852
			2,591,935
		Real Estate Investment Trusts: 0.4%
12,450		Apartment Investment & Management Co.	463,140
27,400	L	Archstone-Smith Trust	934,614
50,700		Equity Office Properties Trust	1,527,591
36,000	L	Equity Residential	1,159,560
28,200		Simon Property Group, Inc.	1,708,356
			5,793,261
		Retail: 7.1%
37,500	@	Autonation, Inc.	710,250
36,400	@	Bed Bath & Beyond, Inc.	1,330,056
108,300	L	Best Buy Co., Inc.	5,849,283
28,650		Circuit City Stores, Inc.	459,833
63,250		Costco Wholesale Corp.	2,794,385
52,300		CVS Corp.	2,752,026
19,750		Darden Restaurants, Inc.	605,930
21,650		Dillard’s, Inc.	582,385
24,000		Family Dollar Stores, Inc.	728,640
23,200		Federated Department Stores, Inc.	1,476,448
246,550		Gap, Inc.	5,384,652
293,450		Home Depot, Inc.	11,221,527
93,250		J.C. Penney Co., Inc. Holding Co.	4,841,540
51,850		Limited Brands, Inc.	1,259,955
102,850		Lowe’s Cos., Inc.	5,871,707
39,050		May Department Stores Co.	1,445,631
284,450		McDonald’s Corp.	8,857,773
17,050		Nordstrom, Inc.	944,229
68,300	@	Office Depot, Inc.	1,514,894
19,550		RadioShack Corp.	478,975
165,350		Staples, Inc.	5,196,951
53,650	@	Starbucks Corp.	2,771,559
120,200		Target Corp.	6,012,404
62,950		TJX Cos., Inc.	1,550,459
47,900	@	Toys R US, Inc.	1,233,904
453,440		Wal-Mart Stores, Inc.	22,721,877
302,100		Walgreen Co.	13,419,281
15,950		Wendy’s Intl., Inc.	622,688
36,400		Yum! Brands, Inc.	1,885,884
			114,525,126

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Savings and Loans: 0.4%
36,100	L	Golden West Financial Corp.	$2,184,050
112,200		Washington Mutual, Inc.	4,431,900
			6,615,950
		Semiconductors: 2.7%
49,750	@	Altera Corp.	984,055
51,300		Analog Devices, Inc.	1,853,982
245,950	@	Applied Materials, Inc.	3,996,688
38,900	@	Broadcom Corp.	1,163,888
10,777	@, L	Freescale Semiconductor, Inc.	185,903
1,072,600		Intel Corp.	24,916,497
5,300	@, L	KLA-Tencor Corp.	243,853
36,700		Linear Technology Corp.	1,405,977
16,800		Maxim Integrated Products, Inc.	686,616
54,450	L	National Semiconductor Corp.	1,122,215
14,200	@, L	Qlogic Corp.	575,100
233,300		Texas Instruments, Inc.	5,946,817
			43,081,591
		Software: 4.8%
81,450		Adobe Systems, Inc.	5,470,997
52,250		Autodesk, Inc.	1,554,960
77,400		Automatic Data Processing, Inc.	3,479,130
29,700	@	BMC Software, Inc.	445,500
20,200	@, L	Citrix Systems, Inc.	481,164
74,987	L	Computer Associates Intl., Inc.	2,032,148
153,350	@, L	Compuware Corp.	1,104,120
40,900	@	Electronic Arts, Inc.	2,117,802
182,389		First Data Corp.	7,169,712
22,500	@	Fiserv, Inc.	895,500
28,100		IMS Health, Inc.	685,359
22,900	@, L	Intuit, Inc.	1,002,333
12,250	@, L	Mercury Interactive Corp.	580,405
1,354,150		Microsoft Corp.	32,729,805
40,600	@, L	Novell, Inc.	241,976
1,254,900	@	Oracle Corp.	15,661,151
68,300	@	Parametric Technology Corp.	381,797
59,950	@	Siebel Systems, Inc.	547,344
55,600	@	Veritas Software Corp.	1,291,032
			77,872,235
		Telecommunications: 4.8%
52,800	L	Alltel Corp.	2,896,080
107,000		AT&T Corp.	2,006,250
61,800	@, L	Avaya, Inc.	721,824
248,050		BellSouth Corp.	6,521,235
17,000		CenturyTel, Inc.	558,280
874,900	@	Cisco Systems, Inc.	15,651,960
58,800		Citizens Communications Co.	760,872
28,750	@, L	Comverse Technology, Inc.	725,075
69,950	@	Corning, Inc.	778,544
123,571	@, L	Lucent Technologies, Inc.	339,820
558,500		Motorola, Inc.	8,360,745
196,550	@	Nextel Communications, Inc.	5,585,951
214,600		QUALCOMM, Inc.	7,865,090
576,350		SBC Communications, Inc.	13,653,731
48,100		Scientific-Atlanta, Inc.	1,357,382
257,950		Sprint Corp.	5,868,363
52,900	@	Tellabs, Inc.	386,170
96,950		Verizon Communications, Inc.	3,441,725
			77,479,097

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Textiles: 0.0%
20,500	L	Cintas Corp.	$846,855
			846,855
		Toys/Games/Hobbies: 0.1%
22,350		Hasbro, Inc.	457,058
94,650		Mattel, Inc.	2,020,777
			2,477,835
		Transportation: 1.7%
50,250		Burlington Northern Santa Fe Corp.	2,709,983
48,600		CSX Corp.	2,024,190
68,450		FedEx Corp.	6,430,878
55,150		Norfolk Southern Corp.	2,043,308
12,800		Ryder System, Inc.	533,760
33,050	L	Union Pacific Corp.	2,303,585
149,800		United Parcel Service, Inc.	10,896,451
			26,942,155
		Total Common Stock
		(Cost $1,470,858,785)	1,592,799,032

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.8%
		Repurchase Agreement: 1.0%
$16,004,000	S	Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $16,005,258 to be received upon repurchase (Collateralized by $16,390,000 various U.S. Government Agency Obligations, 3.750-5.700%, Market Value plus accrued interest $16,324,383, due 01/15/09-11/18/19)		$16,004,000
		Total Repurchase Agreement
		(Cost $16,004,000)		16,004,000
		Securities Lending CollateralCC: 3.8%
60,612,410		The Bank of New York Institutional
		Cash Reserves Fund		60,612,410
		Total Securities Lending Collateral
		(Cost $60,612,410)		60,612,410
		Total Short-Term Investments
		(Cost $76,616,410)		76,616,410
		Total Investments In Securities
		(Cost $1,547,475,195)*	103.80%	$1,669,415,442
		Other Assets and Liabilities—Net	(3.8)	(60,438,752)
		Net Assets	100.00%	$1,608,976,690

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for futures, when-issued or delayed delivery securities held at March 31, 2005.
L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
*	Cost for federal income tax purposes is $1,621,251,823.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$96,785,347
	Gross Unrealized Depreciation	(48,621,728)
	Net Unrealized Appreciation	$48,163,619

Information concerning open futures contracts at March 31, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
	Contracts	Market Value	Date	Loss
Long Contracts
S&P 500 Future	27	$7,991,325	6/16/2005	$(158,643)

PORTFOLIO OF INVESTMENTS

ING VP Index Plus MidCap Portfolio			as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.1%
		Advertising: 0.3%
40,468	L	Catalina Marketing Corp.	$1,048,121
57,050		Harte-Hanks, Inc.	1,572,298
			2,620,419
		Aerospace/Defense: 0.3%
26,250	@, L	Alliant Techsystems, Inc.	1,875,563
5,200	@	Sequa Corp.	269,620
			2,145,183
		Agriculture: 0.1%
16,400		Universal Corp.	750,628
			750,628
		Airlines: 0.2%
47,300	@, L	Alaska Air Group, Inc.	1,392,512
			1,392,512
		Apparel: 0.3%
40,450	@, L	Timberland Co.	2,869,119
			2,869,119
		Auto Parts and Equipment: 1.0%
49,000		ArvinMeritor, Inc.	758,030
10,000		Bandag, Inc.	469,800
72,450		BorgWarner, Inc.	3,526,866
48,400	L	Lear Corp.	2,147,024
66,515		Modine Manufacturing Co.	1,950,885
			8,852,605
		Banks: 4.3%
156,605		Associated Banc-Corp.	4,890,774
36,750		Bank of Hawaii Corp.	1,663,305
32,800		City National Corp.	2,290,096
188,575		Colonial BancGroup, Inc.	3,869,559
117,400	L	Commerce Bancorp, Inc.	3,811,978
33,834		Cullen/Frost Bankers, Inc.	1,527,605
64,127	L	FirstMerit Corp.	1,716,039
113,800		Hibernia Corp.	3,642,738
48,100	L	Investors Financial Services Corp.	2,352,571
57,578		Mercantile Bankshares Corp.	2,928,417
46,500	@, L	Silicon Valley Bancshares	2,048,790
100,600		TCF Financial Corp.	2,731,290
25,556	L	Westamerica Bancorporation	1,323,034
47,998		Wilmington Trust Corp.	1,684,730
			36,480,926
		Beverages: 0.8%
70,650	@, L	Constellation Brands, Inc.	3,735,266
124,129		PepsiAmericas, Inc.	2,812,763
			6,548,029

PORTFOLIO OF INVESTMENTS

ING VP Index Plus MidCap Portfolio			as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Biotechnology: 0.9%
47,500	@, L	Charles River Laboratories Intl., Inc.	$2,234,400
36,250	@, L	Invitrogen Corp.	2,508,500
23,700	@	Martek Biosciences Corp.	1,379,103
68,550	@, L	Protein Design Labs, Inc.	1,096,115
62,500	@	Vertex Pharmaceuticals, Inc.	585,000
			7,803,118
		Building Materials: 0.4%
58,595		Martin Marietta Materials, Inc.	3,276,632
12,700		York Intl. Corp.	497,586
			3,774,218
		Chemicals: 2.7%
21,500		Airgas, Inc.	513,635
32,700		Albemarle Corp.	1,188,972
42,783		Cabot Corp.	1,430,236
3,400	@, L	Cabot Microelectronics Corp.	106,692
73,300	L	Crompton Corp.	1,070,180
33,350		Cytec Industries, Inc.	1,809,238
21,850		Ferro Corp.	411,217
27,280	@	FMC Corp.	1,458,116
51,750		Lubrizol Corp.	2,103,120
247,400	L	Lyondell Chemical Co.	6,907,407
14,800		Minerals Technologies, Inc.	973,544
54,400		Olin Corp.	1,213,120
87,300		RPM Intl., Inc.	1,595,844
28,500		Sensient Technologies Corp.	614,460
35,202		Valspar Corp.	1,638,301
			23,034,082
		Coal: 0.5%
93,000		Peabody Energy Corp.	4,311,480
			4,311,480
		Commercial Services: 4.3%
118,736		Adesa, Inc.	2,773,673
130,350	@	Alliance Data Systems Corp.	5,266,140
13,800		Banta Corp.	590,640
132,100	@	Career Education Corp.	4,525,746
64,500	@, W, L	ChoicePoint, Inc.	2,587,095
68,900	@, L	Corinthian Colleges, Inc.	1,083,108
33,900	L	Deluxe Corp.	1,351,254
19,450	@	DeVry, Inc.	367,994
55,600	@	Education Management Corp.	1,554,020
74,800	@, L	Gartner, Inc.	715,836
91,048	@	ITT Educational Services, Inc.	4,415,828
19,585		Kelly Services, Inc.	563,852
77,300	@	Korn/Ferry Intl.	1,471,019
11,900	@	Laureate Education, Inc.	509,201
66,300		Manpower, Inc.	2,885,376
31,725	W	MoneyGram Intl., Inc.	599,285
69,964	@	MPS Group, Inc.	735,322
81,850	@, L	Quanta Services, Inc.	624,516
48,700	@	Rent-A-Center, Inc.	1,329,997
45,790		Rollins, Inc.	851,694
62,000	@	Sotheby’s Holdings, Inc.	1,051,520
38,850	@	Valassis Communications, Inc.	1,358,196
			37,211,312
		Computers: 4.2%
83,100	@	BISYS Group, Inc.	1,303,008
206,950	@, L	Cadence Design Systems, Inc.	3,093,903
110,650	@	Ceridian Corp.	1,886,583

PORTFOLIO OF INVESTMENTS

ING VP Index Plus MidCap Portfolio			as of March 31, 2005 (Unaudited)(continued)

Shares			Value

100,800	@, L	Cognizant Technology Solutions Corp.	$4,656,960
54,400		Diebold, Inc.	2,983,840
61,750	@	DST Systems, Inc.	2,851,615
23,950	L	Imation Corp.	832,263
70,527		Jack Henry & Associates, Inc.	1,268,781
82,600	@, L	McData Corp.	311,402
57,625		National Instruments Corp.	1,558,756
82,070		Reynolds & Reynolds Co.	2,220,814
124,250	@, L	Sandisk Corp.	3,454,150
200,200	@, L	Storage Technology Corp.	6,166,159
187,000	@	Synopsys, Inc.	3,384,700
			35,972,934
		Distribution/Wholesale: 0.7%
57,550	L	CDW Corp.	3,261,934
70,100	@	Tech Data Corp.	2,597,906
			5,859,840
		Diversified Financial Services: 2.4%
94,150	L	AG Edwards, Inc.	4,217,920
115,200	@, L	AmeriCredit Corp.	2,700,288
92,900	L	Eaton Vance Corp.	2,177,576
43,600		IndyMac Bancorp, Inc.	1,482,400
38,487	L	Jefferies Group, Inc.	1,450,190
42,400	@, L	LaBranche & Co., Inc.	394,320
81,150		Legg Mason, Inc.	6,341,061
54,454		Raymond James Financial, Inc.	1,649,956
23,350		Waddell & Reed Financial, Inc.	460,929
			20,874,640
		Electric: 4.3%
45,765		Alliant Energy Corp.	1,225,587
147,133	@, L	Aquila, Inc.	563,519
22,350		Black Hills Corp.	739,115
107,461	L	DPL, Inc.	2,686,525
56,900	L	Duquesne Light Holdings, Inc.	1,019,648
112,519	L	Energy East Corp.	2,950,248
55,350	L	Great Plains Energy, Inc.	1,692,603
24,750	L	Hawaiian Electric Industries, Inc.	631,620
84,604		MDU Resources Group, Inc.	2,336,762
94,100		Northeast Utilities	1,813,307
37,700		NSTAR	2,047,110
65,255		OGE Energy Corp.	1,758,622
138,495	L	Pepco Holdings, Inc.	2,907,010
48,450		PNM Resources, Inc.	1,292,646
28,650		Puget Energy, Inc.	631,446
85,650	W	SCANA Corp.	3,273,543
89,200	@, L	Sierra Pacific Resources	958,900
68,642		Westar Energy, Inc.	1,485,413
87,250		Wisconsin Energy Corp.	3,097,375
74,739		WPS Resources Corp.	3,955,188
			37,066,187
		Electrical Components and Equipment: 1.5%
86,069	W	Ametek, Inc.	3,464,277
113,339	@	Energizer Holdings, Inc.	6,777,673
44,183		Hubbell, Inc.	2,257,751
			12,499,701
		Electronics: 1.6%
66,000		Amphenol Corp.	2,444,640
80,826	@	Arrow Electronics, Inc.	2,048,939
86,300	@	Avnet, Inc.	1,589,646

PORTFOLIO OF INVESTMENTS

ING VP Index Plus MidCap Portfolio			as of March 31, 2005 (Unaudited)(continued)

Shares			Value

59,100		Gentex Corp.	$1,885,290
82,828	@	Thomas & Betts Corp.	2,675,344
44,039	@, L	Varian, Inc.	1,668,638
122,386	@	Vishay Intertechnology, Inc.	1,521,258
			13,833,755
		Engineering and Construction: 0.4%
31,250	@	Dycom Industries, Inc.	718,438
25,600		Granite Construction, Inc.	672,512
40,100	@	Jacobs Engineering Group, Inc.	2,081,992
			3,472,942
		Entertainment: 0.9%
79,300		GTECH Holdings Corp.	1,865,929
90,868		International Speedway Corp.	4,929,589
37,350	@	Macrovision Corp.	851,207
			7,646,725
		Environmental Control: 0.5%
111,900		Republic Services, Inc.	3,746,412
12,800	@	Stericycle, Inc.	565,760
			4,312,172
		Food: 2.7%
105,800	@	Dean Foods Co.	3,628,940
182,489		Hormel Foods Corp.	5,677,233
15,110	W	J.M. Smucker Co.	760,033
53,573		Ruddick Corp.	1,240,215
69,300	@	Smithfield Foods, Inc.	2,186,415
38,926		Tootsie Roll Industries, Inc.	1,167,780
208,405		Tyson Foods, Inc.	3,476,195
44,700	L	Whole Foods Market, Inc.	4,565,211
			22,702,022
		Forest Products and Paper: 0.3%
17,100		Bowater, Inc.	644,157
32,450		Longview Fibre Co.	608,762
41,066		P. H. Glatfelter Co.	605,724
22,050		Potlatch Corp.	1,037,893
			2,896,536
		Gas: 0.8%
54,848		AGL Resources, Inc.	1,915,841
78,950		Oneok, Inc.	2,433,239
31,458		Vectren Corp.	838,041
50,217		WGL Holdings, Inc.	1,554,718
			6,741,839
		Hand/Machine Tools: 0.1%
23,800		Kennametal, Inc.	1,130,262
			1,130,262
		Healthcare-Products: 4.0%
46,950		Beckman Coulter, Inc.	3,119,828
80,500	@	Cytyc Corp.	1,852,305
133,400		Dentsply Intl., Inc.	7,258,293
42,450	@, L	Edwards Lifesciences Corp.	1,834,689
35,550	@	Gen-Probe, Inc.	1,584,108
66,000	@	Henry Schein, Inc.	2,365,440
74,732		Hillenbrand Industries, Inc.	4,145,384
104,750	@, L	Patterson Cos., Inc.	5,232,263

PORTFOLIO OF INVESTMENTS

ING VP Index Plus MidCap Portfolio			as of March 31, 2005 (Unaudited)(continued)

Shares			Value

52,550	@	Steris Corp.	$1,326,888
27,450	@	Techne Corp.	1,102,941
100,200	@	Varian Medical Systems, Inc.	3,434,856
31,419	@	Visx, Inc.	736,461
			33,993,456
		Healthcare-Services: 4.7%
34,000	@	Apria Healthcare Group, Inc.	1,091,400
50,550	@, L	Community Health Systems, Inc.	1,764,701
124,495	@, W	Covance, Inc.	5,927,207
151,624	@	Coventry Health Care, Inc.	10,331,658
81,850	@, L	Health Net, Inc.	2,677,314
24,900	@	LifePoint Hospitals, Inc.	1,091,616
177,000	@	Lincare Holdings, Inc.	7,828,710
102,550	@, L	Pacificare Health Systems, Inc.	5,837,146
46,500	@	Renal Care Group, Inc.	1,764,210
42,650		Universal Health Services, Inc.	2,234,860
			40,548,822
		Holding Companies-Diversified: 0.3%
78,308	L	Leucadia National Corp.	2,689,880
			2,689,880
		Home Builders: 1.3%
109,400	L	Lennar Corp. - Class A	6,200,792
38,200		Thor Industries, Inc.	1,142,562
46,900	@, L	Toll Brothers, Inc.	3,698,065
			11,041,419
		Home Furnishings: 1.1%
16,050		Furniture Brands Intl., Inc.	350,051
99,700	L	Harman Intl. Industries, Inc.	8,819,462
			9,169,513
		Household Products/Wares: 1.0%
85,650		American Greetings Corp.	2,182,362
28,050		Blyth, Inc.	893,112
77,750	L	Church & Dwight, Inc.	2,757,792
21,150	@	Scotts Co.	1,485,365
41,050		Tupperware Corp.	835,778
			8,154,409
		Insurance: 6.5%
36,800	@	Allmerica Financial Corp.	1,322,960
115,085		American Financial Group, Inc.	3,544,618
47,600	L	AmerUs Group Co.	2,249,100
62,650		Arthur J Gallagher & Co.	1,804,320
47,750		Brown & Brown, Inc.	2,200,798
67,350	@@	Everest Re Group Ltd.	5,732,159
133,532		Fidelity National Financial, Inc.	4,398,544
62,000		First American Corp.	2,042,280
48,000		HCC Insurance Holdings, Inc.	1,735,680
49,206		Horace Mann Educators Corp.	872,914
120,050	@	Ohio Casualty Corp.	2,758,749
134,725		Old Republic Intl. Corp.	3,137,745
72,000		PMI Group, Inc.	2,736,720
47,300		Protective Life Corp.	1,858,890
109,550		Radian Group, Inc.	5,229,917
56,407		Stancorp Financial Group, Inc.	4,782,185
49,844		Unitrin, Inc.	2,262,918
142,925		WR Berkley Corp.	7,089,079
			55,759,576

PORTFOLIO OF INVESTMENTS

ING VP Index Plus MidCap Portfolio			as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 1.6%
34,100	@	Avocent Corp.	$875,006
64,500	@	Checkfree Corp.	2,629,020
27,800	@	F5 Networks, Inc.	1,403,622
53,200	@	Macromedia, Inc.	1,782,200
283,600	@	McAfee, Inc.	6,398,016
41,200	@	RSA Security, Inc.	653,020
			13,740,884
		Iron/Steel: 0.1%
32,400		Steel Dynamics, Inc.	1,116,180
			1,116,180
		Lodging: 1.5%
85,900	L	Boyd Gaming Corp.	4,479,685
239,250	@	Caesars Entertainment, Inc.	4,734,757
51,250		Mandalay Resort Group	3,612,613
			12,827,055
		Machinery-Diversified: 0.9%
57,200	@	AGCO Corp.	1,043,900
32,550	@	Flowserve Corp.	842,069
50,491		Graco, Inc.	2,037,816
22,800		Nordson, Corp.	839,496
10,150		Tecumseh Products Co.	402,042
54,450	@	Zebra Technologies Corp.	2,585,830
			7,751,153
		Media: 1.7%
81,929		Belo Corp.	1,977,766
33,500	@	Entercom Communications Corp.	1,189,920
34,400		Lee Enterprises, Inc.	1,492,960
15,700		Media General, Inc.	971,045
70,500		Reader’s Digest Association, Inc.	1,220,355
24,850	@	Scholastic Corp.	916,717
5,530		Washington Post Co.	4,943,819
70,350	@	Westwood One, Inc.	1,431,623
			14,144,205
		Metal Fabricate/Hardware: 0.8%
78,400		Precision Castparts Corp.	6,037,584
56,100		Worthington Industries, Inc.	1,081,608
			7,119,192
		Miscellaneous Manufacturing: 2.3%
42,350		Brink’s Co.	1,465,310
20,650		Carlisle Cos., Inc.	1,440,751
35,600		Crane Co.	1,024,924
154,363		Donaldson Co., Inc.	4,982,837
31,450		Harsco Corp.	1,874,735
52,367		Lancaster Colony Corp.	2,228,216
73,300		Pentair, Inc.	2,858,699
57,000		SPX Corp.	2,466,960
33,671		Teleflex, Inc.	1,723,282
			20,065,714
		Office Furnishings: 0.4%
53,000		Herman Miller, Inc.	1,596,360
37,121		HNI Corp.	1,668,589
			3,264,949

PORTFOLIO OF INVESTMENTS

ING VP Index Plus MidCap Portfolio			as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 5.2%
42,650		ENSCO Intl., Inc.	$1,606,199
43,050	@, L	Forest Oil Corp.	1,743,525
98,900		Helmerich & Payne, Inc.	3,925,341
118,050		Murphy Oil Corp.	11,655,076
77,050	@	Newfield Exploration Co.	5,721,733
103,500	L	Noble Energy, Inc.	7,040,070
51,200		Patterson-UTI Energy, Inc.	1,281,024
106,000		Pioneer Natural Resources Co.	4,528,320
56,450	@	Plains Exploration & Production Co.	1,970,105
48,300	L	Pogo Producing Co.	2,378,292
95,950	@, L	Pride Intl., Inc.	2,383,398
			44,233,083
		Oil and Gas Services: 2.2%
39,300	@	Cooper Cameron Corp.	2,248,353
51,900	@	FMC Technologies, Inc.	1,722,042
92,700	@	Grant Prideco, Inc.	2,239,632
22,800	@, L	Hanover Compressor Co.	275,196
29,500		Smith Intl., Inc.	1,850,535
46,300	L	Tidewater, Inc.	1,799,218
149,200	@	Weatherford Intl. Ltd.	8,644,648
			18,779,624
		Packaging and Containers: 0.3%
26,000		Packaging Corp. of America	631,540
68,280		Sonoco Products Co.	1,969,878
			2,601,418
		Pharmaceuticals: 1.9%
155,650	@	Barr Pharmaceuticals, Inc.	7,600,389
42,250	@, L	Cephalon, Inc.	1,978,568
26,900	L	Perrigo Co.	515,135
78,350	@, L	Sepracor, Inc.	4,498,073
25,350		Valeant Pharmaceuticals Intl.	570,882
55,250	@	VCA Antech, Inc.	1,117,708
			16,280,755
		Pipelines: 1.4%
66,776		Equitable Resources, Inc.	3,835,613
153,349		National Fuel Gas Co.	4,384,248
64,200	L	Questar Corp.	3,803,850
			12,023,711
		Real Estate Investment Trusts: 2.4%
57,550		AMB Property Corp.	2,175,390
81,200		Developers Diversified Realty Corp.	3,227,699
35,950		Highwoods Properties, Inc.	964,179
48,200		Hospitality Properties Trust	1,946,316
65,350		Liberty Property Trust	2,551,917
40,050		Mack-Cali Realty Corp.	1,696,118
78,553		New Plan Excel Realty Trust	1,972,466
36,513		Rayonier, Inc.	1,808,489
95,550		United Dominion Realty Trust, Inc.	1,994,129
64,900		Weingarten Realty Investors	2,239,699
			20,576,402
		Retail: 9.9%
48,700	@, L	99 Cents Only Stores	641,379
144,800		Abercrombie & Fitch Co.	8,288,351
51,950	@	Advance Auto Parts, Inc.	2,620,878
66,200	@	Aeropostale, Inc.	2,168,050

PORTFOLIO OF INVESTMENTS

ING VP Index Plus MidCap Portfolio			as of March 31, 2005 (Unaudited)(continued)

Shares			Value

238,200		American Eagle Outfitters, Inc.	$7,038,809
21,400	@	AnnTaylor Stores Corp.	547,626
24,650		Applebees Intl., Inc.	679,354
134,600	@	Barnes & Noble, Inc.	4,642,353
79,950	@	BJ’s Wholesale Club, Inc.	2,483,247
10,800		Bob Evans Farms, Inc.	253,260
92,303		Borders Group, Inc.	2,457,106
109,400	@	Brinker Intl., Inc.	3,962,467
31,600	@	Carmax, Inc.	995,400
33,150		CBRL Group, Inc.	1,369,095
57,950	@, L	Cheesecake Factory, Inc.	2,054,328
135,400	@, L	Chico’s FAS, Inc.	3,826,404
127,500		Claire’s Stores, Inc.	2,937,600
61,500	@	Copart, Inc.	1,448,940
34,600	@	Dollar Tree Stores, Inc.	994,058
111,450		Foot Locker, Inc.	3,265,485
232,700		Michaels Stores, Inc.	8,447,009
68,350	@, L	O’Reilly Automotive, Inc.	3,385,376
53,500		Outback Steakhouse, Inc.	2,449,765
56,350	@	Pacific Sunwear of California, Inc.	1,576,673
129,450	@	Payless Shoesource, Inc.	2,044,016
111,750		PETsMART, Inc.	3,212,813
26,250		Pier 1 Imports, Inc.	478,538
32,150		Regis Corp.	1,315,900
109,550	L	Ross Stores, Inc.	3,192,287
19,600	L	Ruby Tuesday, Inc.	476,084
49,600	@, L	Urban Outfitters, Inc.	2,379,312
86,600	@	Williams-Sonoma, Inc.	3,182,550
			84,814,513
		Savings and Loans: 0.7%
84,075		Astoria Financial Corp.	2,127,098
61,550		Independence Community Bank Corp.	2,400,450
66,110		Washington Federal, Inc.	1,541,024
			6,068,572
		Semiconductors: 2.5%
72,700	@, L	Atmel Corp.	214,465
52,750	@, L	Cree, Inc.	1,147,313
31,650	@	Fairchild Semiconductor Intl., Inc.	485,195
46,000	@	Integrated Circuit Systems, Inc.	879,520
65,450	@	Integrated Device Technology, Inc.	787,364
51,850	@	International Rectifier Corp.	2,359,174
115,250		Intersil Corp.	1,996,130
248,650	@, L	Lam Research Corp.	7,176,038
55,150	@	Lattice Semiconductor Corp.	296,156
48,500	@	Micrel, Inc.	447,170
157,150		Microchip Technology, Inc.	4,087,471
22,550	@, L	Semtech Corp.	402,969
36,950	@, L	Silicon Laboratories, Inc.	1,097,785
87,400	@	Triquint Semiconductor, Inc.	295,412
			21,672,162
		Software: 2.6%
136,000	@	Activision, Inc.	2,012,800
57,850		Acxiom Corp.	1,210,801
56,600	@, L	Advent Software, Inc.	1,028,988
47,350		Certegy, Inc.	1,639,257
34,100	@, L	CSG Systems Intl., Inc.	555,489
55,563	@	Dun & Bradstreet Corp.	3,414,346
73,807		Fair Isaac Corp.	2,541,913
36,300	@, L	Keane, Inc.	472,989
77,107		SEI Investments Co.	2,788,189
187,545	@, L	Sybase, Inc.	3,462,081
71,780	@	Transaction Systems Architects, Inc.	1,661,707

PORTFOLIO OF INVESTMENTS

ING VP Index Plus MidCap Portfolio			as of March 31, 2005 (Unaudited)(continued)

Shares			Value

100,550	@	Wind River Systems, Inc.	$1,516,294
			22,304,854
		Telecommunications: 1.4%
52,350		Adtran, Inc.	923,454
192,973	@	Cincinnati Bell, Inc.	820,135
96,050	@, L	CommScope, Inc.	1,436,908
97,000		Harris Corp.	3,167,050
19,150	@	Newport Corp.	277,484
14,850		Plantronics, Inc.	565,488
71,250	@	Polycom, Inc.	1,207,688
108,950	@	RF Micro Devices, Inc.	568,719
40,346	L	Telephone & Data Systems, Inc.	3,292,233
			12,259,159
		Textiles: 0.5%
47,700	@	Mohawk Industries, Inc.	4,021,110
			4,021,110
		Transportation: 2.9%
28,200	L	Alexander & Baldwin, Inc.	1,161,840
61,850		CH Robinson Worldwide, Inc.	3,187,131
100,200		CNF, Inc.	4,688,357
79,400	L	Expeditors Intl. Washington, Inc.	4,251,870
58,850		J.B. Hunt Transport Services, Inc.	2,575,865
68,400		Overseas Shipholding Group, Inc.	4,303,043
48,900	@, L	Swift Transportation Co., Inc.	1,082,646
49,637		Werner Enterprises, Inc.	964,447
38,125	@, L	Yellow Roadway Corp.	2,231,838
			24,447,037
		Trucking and Leasing: 0.4%
98,100		GATX Corp.	3,255,939
			3,255,939
		Water: 0.1%
26,759		Aqua America, Inc.	651,849
			651,849
		Total Common Stock
		(Cost $784,264,206)	848,179,781

Principal Amount		Value

SHORT-TERM INVESTMENTS: 15.1%
	Repurchase Agreement: 1.4%
$12,225,000	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $12,225,968 to be received upon repurchase (Collateralized by $12,610,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $12,473,280, due 11/15/07)	$12,225,000
	Total Repurchase Agreement (Cost $12,225,000)	12,225,000
	Securities Lending CollateralCC: 13.7%
116,948,156	The Bank of New York Institutional

PORTFOLIO OF INVESTMENTS

ING VP Index Plus MidCap Portfolio			as of March 31, 2005 (Unaudited)(continued)

Principal Amount				Value

		Cash Reserves Fund		$116,948,156
		Total Securities Lending Collateral (Cost $116,948,156)		116,948,156
		Total Short-Term Investments (Cost $129,173,156)		129,173,156
		Total Investments In Securities
		(Cost $913,437,362)*	114.2%	$977,352,937
		Other Assets and Liabilities—Net	(14.2)	(121,675,887)
		Net Assets	100.0%	$855,677,050
	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at March 31,2005. securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $919,691,960.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$76,731,073
		Gross Unrealized Depreciation		(19,070,096)
		Net Unrealized Appreciation		$57,660,977

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.0%
		Advertising: 0.2%
22,850		ADVO, Inc.	$855,733
			855,733
		Aerospace/Defense: 2.3%
28,475	@, L	Armor Holdings, Inc.	1,056,138
17,875		Curtiss-Wright Corp.	1,018,875
59,200	@	DRS Technologies, Inc.	2,515,999
14,600		EDO Corp.	438,730
22,350		Engineered Support Systems, Inc.	1,196,172
17,750	@	Esterline Technologies Corp.	613,263
14,225		Kaman Corp.	177,101
35,447	@	Moog, Inc.	1,602,204
43,450	@	Teledyne Technologies, Inc.	1,359,985
12,625	@	Triumph Group, Inc.	491,618
			10,470,085
		Agriculture: 0.3%
31,625		Delta & Pine Land Co.	853,875
101,738	L	Dimon, Inc.	635,863
			1,489,738
		Airlines: 0.3%
65,750	@, L	Mesa Air Group, Inc.	460,250
48,075		Skywest, Inc.	893,714
			1,353,964
		Apparel: 2.5%
16,350	@, L	Ashworth, Inc.	186,227
18,100	@	Gymboree Corp.	226,974
12,575		Haggar Corp.	253,889
70,175		K-Swiss, Inc.	2,317,880
19,425	L	Kellwood Co.	559,246
16,262	L	Oshkosh B’Gosh, Inc.	495,991
12,825	L	Oxford Industries, Inc.	469,267
22,800		Phillips-Van Heusen Corp.	607,392
79,925	@	Quiksilver, Inc.	2,320,223
26,700		Russell Corp.	482,736
77,344		Stride Rite Corp.	1,028,675
122,725		Wolverine World Wide, Inc.	2,629,996
			11,578,496
		Auto Manufacturers: 0.6%
30,175		Oshkosh Truck Corp.	2,474,048
9,150	L	Wabash National Corp.	223,260
			2,697,308
		Auto Parts and Equipment: 0.1%
13,625		Standard Motor Products, Inc.	159,413
16,550		Superior Industries Intl., Inc.	437,085
			596,498
		Banks: 5.8%
8,000	L	Boston Private Financial Holdings, Inc.	190,000

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

38,137		Chittenden Corp.	$994,232
25,225		Community Bank System, Inc.	577,905
42,000	L	East-West Bancorp, Inc.	1,550,640
53,550	@@	First Bancorp Puerto Rico	2,262,487
37,087		First Midwest Bancorp, Inc.	1,204,586
32,191		First Republic Bank	1,042,023
144,400		Fremont General Corp.	3,175,355
13,150		Gold Banc Corp., Inc.	184,495
35,475		Hudson United BanCorp	1,250,494
24,447	L	Irwin Financial Corp.	562,770
18,725		Nara Bancorp, Inc.	263,086
15,050	L	PrivateBancorp, Inc.	472,721
26,014		Provident Bankshares Corp.	857,421
54,619		Republic Bancorp, Inc.	739,541
9,900	L	Riggs National Corp.	188,991
60,678		South Financial Group, Inc.	1,853,105
60,738		Sterling Bancshares, Inc.	862,480
34,475		Susquehanna Bancshares, Inc.	840,501
58,723		Trustco Bank Corp.	674,727
38,375		UCBH Holdings, Inc.	1,531,163
18,688		Umpqua Holdings Corp.	436,365
83,522		United Bankshares, Inc.	2,767,918
35,701		Whitney Holding Corp.	1,589,051
15,875	L	Wintrust Financial Corp.	747,554
			26,819,611
		Biotechnology: 0.4%
52,725	@	Arqule, Inc.	248,335
16,750		Cambrex Corp.	356,775
22,550	@	Enzo Biochem, Inc.	325,171
19,875	@, L	Integra LifeSciences Holdings Corp.	699,997
22,025	@	Savient Pharmaceuticals, Inc.	60,569
			1,690,847
		Building Materials: 1.7%
19,400		Apogee Enterprises, Inc.	277,032
14,750	L	ElkCorp.	567,285
30,575		Florida Rock Industries, Inc.	1,798,422
46,502	L	Lennox Intl., Inc.	1,019,324
34,803		Simpson Manufacturing Co., Inc.	1,075,413
47,300		Texas Industries, Inc.	2,542,374
12,500	L	Universal Forest Products, Inc.	485,625
			7,765,475
		Chemicals: 1.5%
10,060		A. Schulman, Inc.	175,245
22,797		Arch Chemicals, Inc.	649,031
27,825		Georgia Gulf Corp.	1,279,394
9,400		HB Fuller Co.	272,600
40,065		Macdermid, Inc.	1,302,113
63,150	@	OM Group, Inc.	1,921,022
63,427	@	Omnova Solutions, Inc.	340,603
75,400	@	PolyOne Corp.	669,552
5,700		Quaker Chemical Corp.	117,078
24,500	L	Wellman, Inc.	354,270
			7,080,908
		Coal: 0.5%
62,250		Massey Energy Co.	2,492,490
			2,492,490
		Commercial Services: 3.9%
38,787		Aaron Rents, Inc.	775,740

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

38,675		ABM Industries, Inc.	$743,720
19,500	L	Administaff, Inc.	284,700
25,700	L	Arbitron, Inc.	1,102,530
23,800	L	Bowne & Co., Inc.	357,952
24,050		Central Parking Corp.	413,179
10,845	L	Chemed Corp.	829,426
19,275	@	Coinstar, Inc.	408,630
18,081	@	Consolidated Graphics, Inc.	951,061
10,150		CPI Corp.	153,265
19,325	@, L	Cross Country Healthcare, Inc.	323,887
40,527	@	Heidrick & Struggles Intl., Inc.	1,490,177
42,450		Hooper Holmes, Inc.	162,159
7,725	@	Insurance Auto Auctions, Inc.	215,141
89,450	@, L	Labor Ready, Inc.	1,668,242
16,400		Maximus, Inc.	549,236
4,875	@	Midas, Inc.	111,296
10,634	@	NCO Group, Inc.	207,895
19,200	@, L	Parexel Intl. Corp.	451,200
68,900	@	Pharmaceutical Product Development, Inc.	3,338,204
18,950	L	Pre-Paid Legal Services, Inc.	641,268
41,650	@	PRG-Schultz Intl., Inc.	208,667
10,550	@, L	SFBC Intl., Inc.	371,782
9,125	@	SourceCorp., Inc.	183,778
21,525	@, L	Vertrue, Inc.	762,846
16,525	L	Viad Corp.	444,523
10,450	@	Volt Information Sciences, Inc.	252,368
26,225		Watson Wyatt & Co. Holdings	713,320
			18,116,192
		Computers: 3.0%
65,375	L	Agilysys, Inc.	1,285,273
17,900	@	Brooktrout, Inc.	201,375
42,725	@	CACI Intl., Inc.	2,359,701
28,775	@	Carreker Corp.	161,428
20,100	@	Catapult Communications Corp.	429,135
40,600	@, L	Ciber, Inc.	295,162
31,750	L	Factset Research Systems, Inc.	1,048,068
19,575	@, L	Hutchinson Technology, Inc.	680,819
26,187	@	Kronos, Inc.	1,338,417
9,875	@, L	Manhattan Associates, Inc.	201,154
16,850	@, L	Mercury Computer Systems, Inc.	464,723
78,750	@	Micros Systems, Inc.	2,890,912
43,575		MTS Systems Corp.	1,264,982
14,525	@, L	Nyfix, Inc.	78,145
12,700	@	Radiant Systems, Inc.	124,460
17,600	@	Radisys Corp.	249,216
18,450	@, L	Synaptics, Inc.	428,040
28,458		Talx Corp.	516,797
			14,017,807
		Distribution/Wholesale: 1.5%
11,900	@	Advanced Marketing Services	71,400
10,525		Building Material Holding Corp.	468,152
54,050		Hughes Supply, Inc.	1,607,987
32,011		Owens & Minor, Inc.	869,099
3,825	@, L	Scansource, Inc.	198,250
73,193		SCP Pool Corp.	2,331,928
27,550	@	United Stationers, Inc.	1,246,638
8,300		Watsco, Inc.	349,430
			7,142,884
		Diversified Financial Services: 0.5%
11,950		Financial Federal Corp.	422,672
33,525	@	Investment Technology Group, Inc.	586,687
15,425	@, L	Piper Jaffray Cos.	564,401

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

22,597		SWS Group, Inc.	$362,230
12,050	@	World Acceptance Corp.	307,516
			2,243,506
		Electric: 1.3%
25,216	L	Allete, Inc.	1,055,289
41,100	L	Avista Corp.	719,250
8,225		Central Vermont Public Service Corp.	184,898
13,900		CH Energy Group, Inc.	635,230
43,185	L	Cleco Corp.	919,841
42,250	@	El Paso Electric Co.	802,750
4,600		Green Mountain Power Corp.	134,780
11,700	L	UIL Holdings Corp.	592,605
31,225	L	Unisource Energy Corp.	967,038
			6,011,681
		Electrical Components and Equipment: 0.7%
28,425	@, L	Artesyn Technologies, Inc.	247,582
35,212	L	Belden CDT, Inc.	782,059
15,900		C&D Technologies, Inc.	159,795
7,150	@	Intermagnetics General Corp.	174,031
17,600	@, L	Littelfuse, Inc.	504,240
32,525	@, L	Rayovac Corp.	1,353,039
11,997		Vicor Corp.	125,249
6,950	@	Wilson Greatbatch Technologies, Inc.	126,768
			3,472,763
		Electronics: 4.4%
26,725		Analogic Corp.	1,155,856
10,825	L	BEI Technologies, Inc.	259,475
15,922		Bel Fuse, Inc.	482,437
34,000	@	Benchmark Electronics, Inc.	1,082,220
97,638		Brady Corp.	3,158,588
29,818	@	Checkpoint Systems, Inc.	503,328
40,369	@	Coherent, Inc.	1,362,857
8,475		CTS Corp.	110,175
17,584		Cubic Corp.	333,041
12,300	@	Daktronics, Inc.	266,295
30,005	@	Dionex Corp.	1,635,273
23,875	@, L	Electro Scientific Industries, Inc.	462,936
24,475	@, L	FEI Co.	566,596
54,400	@, L	Flir Systems, Inc.	1,648,320
17,600	@	Itron, Inc.	521,664
19,050	L	Keithley Instruments, Inc.	307,277
8,425	@	Meade Instruments Corp.	24,517
31,100		Methode Electronics, Inc.	376,621
15,525		Park Electrochemical Corp.	314,537
57,600	@	Paxar Corp.	1,229,184
13,750	@, L	Rogers Corp.	550,000
9,075	@	SBS Technologies, Inc.	101,186
14,775	@, L	Sonic Solutions, Inc.	222,364
32,625	@	Technitrol, Inc.	486,765
40,700	@	Trimble Navigation Ltd.	1,376,067
23,550		Watts Industries, Inc.	767,966
11,911		Woodward Governor Co.	854,019
17,225		X-Rite, Inc.	259,064
			20,418,628
		Energy-Alternate Sources: 0.2%
30,775	@, L	Headwaters, Inc.	1,010,036
			1,010,036

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Engineering and Construction: 0.6%
11,400	@	Emcor Group, Inc.	$533,748
17,300	@	Insituform Technologies, Inc.	251,023
53,400	@, L	Shaw Group, Inc.	1,164,120
35,200	@	URS Corp.	1,012,000
			2,960,891
		Entertainment: 0.6%
39,243	@	Argosy Gaming Co.	1,802,038
13,025	@	Pinnacle Entertainment, Inc.	217,518
27,175	@, L	Shuffle Master, Inc.	786,988
			2,806,544
		Environmental Control: 0.4%
18,272	@, L	Aleris Intl., Inc.	455,886
15,850	@, L	Tetra Tech, Inc.	200,027
39,750	@	Waste Connections, Inc.	1,381,313
			2,037,226
		Food: 2.2%
102,050		Corn Products Intl., Inc.	2,652,280
32,525	L	Flowers Foods, Inc.	917,530
10,250	@, L	Great Atlantic & Pacific Tea Co.	152,725
10,050	@, L	Hain Celestial Group, Inc.	187,332
10,114		J&J Snack Foods Corp.	473,639
23,927		Lance, Inc.	384,507
9,425	L	Nash Finch Co.	358,056
36,700	@	Performance Food Group Co.	1,015,856
62,775	@	Ralcorp Holdings, Inc.	2,972,395
14,025	L	Sanderson Farms, Inc.	606,020
10,450	@, L	United Natural Foods, Inc.	299,184
			10,019,524
		Forest Products and Paper: 0.8%
21,625	@	Buckeye Technologies, Inc.	233,550
23,725	@	Caraustar Industries, Inc.	306,053
8,121		Deltic Timber Corp.	317,531
4,900	L	Neenah Paper, Inc.	164,738
22,125	L	Pope & Talbot, Inc.	388,958
29,625		Rock-Tenn Co.	394,012
10,650		Schweitzer-Mauduit Intl., Inc.	357,308
109,225		Wausau-Mosinee Paper Corp.	1,544,441
			3,706,591
		Gas: 3.0%
72,700	L	Atmos Energy Corp.	1,962,900
30,925	L	Energen Corp.	2,059,605
16,550		Laclede Group, Inc.	483,260
24,425		Northwest Natural Gas Co.	883,452
65,175	L	Piedmont Natural Gas Co.	1,501,632
82,002	@	Southern Union Co.	2,059,070
31,675		Southwest Gas Corp.	765,268
94,386		UGI Corp.	4,287,013
			14,002,200
		Hand/Machine Tools: 0.4%
25,475		Baldor Electric Co.	657,510
39,653		Regal-Beloit Corp.	1,141,610
			1,799,120
		Healthcare-Products: 5.3%
30,275	@, L	Advanced Medical Optics, Inc.	1,096,258
49,400	@, L	American Medical Systems Holdings, Inc.	848,692

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

18,050	L	Biolase Technology, Inc.	$153,425
13,650	@	Biosite, Inc.	710,210
24,275	@, L	Conmed Corp.	731,163
34,800		Cooper Cos., Inc.	2,536,919
7,250	@	Cyberonics, Inc.	320,233
20,565		Datascope Corp.	628,878
21,025		Diagnostic Products Corp.	1,015,508
16,076	@, L	DJ Orthopedics, Inc.	402,704
35,600	@	Haemonetics Corp.	1,500,895
15,650	@	Hologic, Inc.	498,844
11,025	@, L	ICU Medical, Inc.	391,388
25,325	@, L	Idexx Laboratories, Inc.	1,371,601
62,387	@	Immucor, Inc.	1,883,463
23,150		Invacare Corp.	1,033,185
6,950	@, L	Kensey Nash Corp.	188,206
16,000	L	LCA-Vision, Inc.	532,800
30,600		Mentor Corp.	982,260
14,275	@	Merit Medical Systems, Inc.	171,157
7,850	L	PolyMedica Corp.	249,316
10,850	@, L	Possis Medical, Inc.	90,815
27,350	@	Resmed, Inc.	1,542,539
47,050	@	Respironics, Inc.	2,741,603
11,650	@, L	Surmodics, Inc.	371,752
32,550	@	Sybron Dental Specialties, Inc.	1,168,545
24,100	@	Viasys Healthcare, Inc.	459,828
20,282		Vital Signs, Inc.	809,049
			24,431,236
		Healthcare-Services: 4.1%
17,850	@, L	Amedisys, Inc.	539,963
23,800	@, L	American Healthways, Inc.	785,876
97,350	@	Amerigroup Corp.	3,559,115
23,825	@, L	Amsurg Corp.	602,773
87,700	@	Centene Corp.	2,630,123
24,875	@	Gentiva Health Services, Inc.	402,478
13,950	@	LabOne, Inc.	480,996
27,950	@, L	Odyssey Healthcare, Inc.	328,692
31,300	@	Pediatrix Medical Group, Inc.	2,146,867
40,525	@	Province Healthcare Co.	976,247
34,725	@	Rehabcare Group, Inc.	996,955
53,275	@	Sierra Health Services, Inc.	3,401,075
25,725	@, L	Sunrise Senior Living, Inc.	1,250,235
22,275	@, L	United Surgical Partners Intl., Inc.	1,019,527
			19,120,922
		Home Builders: 3.0%
53,375	@, L	Champion Enterprises, Inc.	501,725
33,050		Mdc Holdings, Inc.	2,301,933
19,400	@	Meritage Homes Corp.	1,143,048
19,225		Monaco Coach Corp.	310,484
8,125	@, L	NVR, Inc.	6,378,124
8,175		Skyline Corp.	314,656
27,675	L	Standard-Pacific Corp.	1,997,858
25,500	L	Winnebago Industries, Inc.	805,800
			13,753,628
		Home Furnishings: 0.3%
9,657		Bassett Furniture Industries, Inc.	190,243
28,875		Ethan Allen Interiors, Inc.	924,000
44,917	L	Fedders Corp.	124,869
			1,239,112
		Household Products/Wares: 0.6%
46,000	@, L	Fossil, Inc.	1,192,550

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

22,150	L	Harland John H. Co.	$761,074
13,125	L	Russ Berrie & Co., Inc.	251,344
13,125		WD-40 Co.	426,431
			2,631,399
		Housewares: 0.9%
9,325	@	Enesco Group, Inc.	62,011
8,975		Libbey, Inc.	188,475
4,117		National Presto Industries, Inc.	165,915
43,150	L	Toro Co.	3,818,775
			4,235,176
		Insurance: 4.0%
42,551		Delphi Financial Group, Inc.	1,829,693
27,750	L	Hilb Rogal & Hamilton Co.	993,450
18,150		Infinity Property & Casualty Corp.	567,369
39,575	L	Landamerica Financial Group, Inc.	1,979,937
28,192	@	Philadelphia Consolidated Holding Co.	2,185,726
41,656		Presidential Life Corp.	678,160
38,450	@, L	Proassurance Corp.	1,518,775
20,100		RLI Corp.	833,145
934	@	SCPIE Holdings, Inc.	10,302
59,828	L	Selective Insurance Group, Inc.	2,765,849
25,168		Stewart Information Services Corp.	944,303
86,100		UICI	2,087,925
42,500	L	Zenith National Insurance Corp.	2,204,050
			18,598,684
		Internet: 1.0%
29,100	@, L	Digital Insight Corp.	477,240
36,550	@, L	Internet Security Systems, Inc.	668,865
18,425	@, L	j2 Global Communications, Inc.	632,162
59,700	@, L	Napster, Inc.	388,647
22,075	@	PC-Tel, Inc.	162,472
50,650	@	Verity, Inc.	478,643
32,575	@	Webex Communications, Inc.	703,294
19,550	@, L	Websense, Inc.	1,051,790
			4,563,113
		Iron/Steel: 0.8%
18,400		Carpenter Technology Corp.	1,093,144
16,300	L	Cleveland-Cliffs, Inc.	1,187,781
7,100	@	Material Sciences Corp.	95,495
25,375	L	Reliance Steel & Aluminum Co.	1,015,254
15,025		Ryerson Tull, Inc.	190,367
			3,582,041
		Leisure Time: 1.4%
33,785		Arctic Cat, Inc.	914,222
28,500	@, L	Bally Total Fitness Holding Corp.	99,180
26,075	L	Nautilus Group, Inc.	619,542
5,800	@	Pegasus Solutions, Inc.	68,556
69,025		Polaris Industries, Inc.	4,847,626
			6,549,126
		Lodging: 0.2%
11,400	@	Aztar Corp.	325,584
39,765		Marcus Corp.	815,183
			1,140,767
		Machinery-Construction and Mining: 0.3%
21,674	@	Astec Industries, Inc.	477,912

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

41,450		JLG Industries, Inc.	$893,247
			1,371,159
		Machinery-Diversified: 1.7%
25,095		Albany Intl. Corp. Class A	774,934
38,975		Applied Industrial Technologies, Inc.	1,060,119
34,875	L	Cognex Corp.	867,690
15,500	@, L	Gardner Denver, Inc.	612,405
51,202	@	Gerber Scientific, Inc.	372,751
40,675		IDEX Corp.	1,641,235
23,275		Manitowoc Co.	940,077
9,750		Robbins & Myers, Inc.	214,598
23,750		Stewart & Stevenson Services, Inc.	543,638
23,187		Thomas Industries, Inc.	919,133
			7,946,580
		Media: 0.1%
8,875	@, L	4Kids Entertainment, Inc.	196,226
17,225		Thomas Nelson, Inc.	407,372
			603,598
		Metal Fabricate/Hardware: 2.0%
8,766	@	AM Castle & Co.	110,452
48,550		Commercial Metals Co.	1,645,359
39,795	L	Kaydon Corp.	1,249,563
17,459		Lawson Products, Inc.	817,081
34,925	@, L	Maverick Tube Corp.	1,135,412
30,450		Mueller Industries, Inc.	857,168
18,550		Quanex Corp.	989,086
76,025		Timken Co.	2,078,523
16,697		Valmont Industries, Inc.	372,677
11,475	@	Wolverine Tube, Inc.	102,701
			9,358,022
		Mining: 0.3%
22,393	L	AMCOL Intl. Corp.	420,093
9,025	@, L	Century Aluminum Co.	273,097
30,125	@	RTI Intl. Metals, Inc.	704,924
			1,398,114
		Miscellaneous Manufacturing: 2.3%
13,050		Acuity Brands, Inc.	352,350
8,175	L	AO Smith Corp.	236,012
69,725		AptarGroup, Inc.	3,624,305
18,275	L	Barnes Group, Inc.	496,532
17,625	@, L	Ceradyne, Inc.	394,271
20,250		Clarcor, Inc.	1,052,190
14,350	@	Cuno, Inc.	737,447
19,670	@, L	Griffon Corp.	421,135
5,500	@	Lydall, Inc.	61,050
2,000	@, I, L, X	MascoTech, Inc.	—
26,237		Myers Industries, Inc.	370,204
33,600		Roper Industries, Inc.	2,200,800
9,465		Standex Intl. Corp.	258,395
17,300		Sturm Ruger & Co., Inc.	119,889
31,700		Tredegar Corp.	534,462
			10,859,042
		Office Furnishings: 0.0%
30,750	@	Interface, Inc.	209,715
			209,715

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.1%
17,864	@, L	Global Imaging Systems, Inc.	$633,457
			633,457
		Oil and Gas: 4.6%
11,500	@	Atwood Oceanics, Inc.	765,210
25,800		Cabot Oil & Gas Corp.	1,422,870
84,975	@, L	Cimarex Energy Co.	3,314,024
58,125		Frontier Oil Corp.	2,107,613
56,186		Patina Oil & Gas Corp.	2,247,439
6,100	L	Penn Virginia Corp.	279,990
35,050	@	Petroleum Development Corp.	1,321,035
58,025	@	Remington Oil & Gas Corp.	1,828,948
31,475	@, L	Southwestern Energy Co.	1,786,521
26,525	@, L	Spinnaker Exploration Co.	942,433
21,675	L	St. Mary Land & Exploration Co.	1,084,834
35,275	@	Stone Energy Corp.	1,713,307
21,575	@, L	Swift Energy Co.	613,593
12,750	@	Unit Corp.	575,918
49,400		Vintage Petroleum, Inc.	1,554,124
			21,557,859
		Oil and Gas Services: 1.5%
30,500	@	Cal Dive Intl., Inc.	1,381,650
11,950		Carbo Ceramics, Inc.	838,293
11,700	@	Dril-Quip, Inc.	359,658
18,400	@, L	Hydril Co.	1,074,744
21,975	@	Lone Star Technologies, Inc.	866,474
18,950	@	Oceaneering Intl., Inc.	710,625
13,725	@, L	Seacor Smit, Inc.	874,969
23,850	@	Veritas DGC, Inc.	714,546
9,125	@	W-H Energy Services, Inc.	218,361
			7,039,320
		Packaging and Containers: 0.1%
15,800		Chesapeake Corp.	332,116
			332,116
		Pharmaceuticals: 1.8%
39,850	@	Accredo Health, Inc.	1,769,738
98,517		Alpharma, Inc.	1,213,729
9,875	@, L	Bradley Pharmaceuticals, Inc.	94,405
26,950	@, L	Connetics Corp.	681,566
75,200		Medicis Pharmaceutical Corp.	2,254,495
34,275		Natures Sunshine Prods, Inc.	588,502
26,639	@	NBTY, Inc.	668,373
17,600	@, L	Noven Pharmaceuticals, Inc.	298,496
31,033	@, L	Priority Healthcare Corp.	671,244
18,700	@	Theragenics Corp.	64,328
			8,304,876
		Real Estate Investment Trusts: 2.2%
13,225	L	Capital Automotive	438,012
22,400	L	Colonial Properties Trust	860,384
36,700	L	Commercial Net Lease Realty	677,115
19,800		Entertainment Properties Trust	820,314
18,900		Essex Property Trust, Inc.	1,305,990
23,975	L	Gables Residential Trust	798,368
21,575		Kilroy Realty Corp.	882,633
34,807	L	Lexington Corporate Properties Trust	763,666
66,300		New Century Financial Corp.	3,104,165
9,175		Parkway Properties, Inc.	428,473
4,575		Sovran Self Storage, Inc.	181,307
			10,260,427

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 8.5%
14,950	L	Brown Shoe Co., Inc.	$512,337
25,950		Burlington Coat Factory Warehouse Corp.	744,765
38,250		Casey’s General Stores, Inc.	687,353
22,800		Cash America Intl., Inc.	500,004
44,425		Cato Corp.	1,432,705
28,250	@	CEC Entertainment, Inc.	1,033,950
18,925	@, L	Children’s Place Retail Stores, Inc.	903,669
25,175		Christopher & Banks Corp.	443,080
20,775	@	Dress Barn, Inc.	378,521
17,483	@, L	Electronics Boutique Holdings Corp.	751,245
40,400		Finish Line	935,260
70,975	@	GameStop Corp.	1,582,742
16,725	@	Genesco, Inc.	475,325
32,725		Goody’s Family Clothing, Inc.	295,507
14,925	@, L	Group 1 Automotive, Inc.	392,528
19,850	@	Guitar Center, Inc.	1,088,376
13,725		Haverty Furniture Cos., Inc.	209,306
18,775	@, L	Hibbett Sporting Goods, Inc.	564,001
16,425		Ihop Corp.	783,144
11,750	@, L	Insight Enterprises, Inc.	206,330
16,750	@	J Jill Group, Inc.	230,480
52,375	@	Jack in The Box, Inc.	1,943,112
31,135	@	Jo-Ann Stores, Inc.	874,582
19,225		Landry’s Restaurants, Inc.	555,987
34,200	@, L	Linens ‘N Things, Inc.	849,186
14,775		Lone Star Steakhouse & Saloon, Inc.	427,071
29,775	L	Longs Drug Stores Corp.	1,018,901
73,125	@, L	Men’s Wearhouse, Inc.	3,086,605
21,225		Movie Gallery, Inc.	608,733
17,400	@	O’Charleys, Inc.	378,276
23,050	@, L	Panera Bread Co.	1,303,017
11,470	@, L	Papa John’s Intl., Inc.	398,238
20,400	@, L	PF Chang’s China Bistro, Inc.	1,219,920
26,875	@, L	Rare Hospitality Intl., Inc.	829,900
33,975	@	Ryan’s Restaurant Group, Inc.	493,657
17,825	@, L	School Specialty, Inc.	698,027
25,850	@, L	Select Comfort Corp.	528,374
24,350	@	Shopko Stores, Inc.	541,057
30,550		Sonic Automotive, Inc.	693,791
48,193	@	Sonic Corp.	1,609,645
12,900	@, L	Stage Stores, Inc.	495,231
17,250	@	Steak N Shake Co.	333,788
72,400	@	Stein Mart, Inc.	1,628,999
16,150	@, L	TBC Corp.	449,939
76,850	@	Too, Inc.	1,895,889
10,800	@, L	Tractor Supply Co.	471,420
51,238	L	Triarc Cos.	708,622
38,425	@, L	Zale Corp.	1,141,991
			39,334,586
		Savings and Loans: 1.7%
18,026	L	Anchor Bancorp Wisconsin, Inc.	506,711
42,700		BankAtlantic Bancorp, Inc.	742,980
39,133	@, L	Bankunited Financial Corp.	1,051,112
31,475	L	Commercial Federal Corp.	870,284
29,150		Dime Community Bancshares, Inc.	443,080
32,925		Downey Financial Corp.	2,025,875
11,700	@	Firstfed Financial Corp.	596,817
25,475		MAF Bancorp, Inc.	1,058,232
17,050	@	Sterling Financial Corp.	608,685
			7,903,776

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 1.9%
19,450	@, L	Actel Corp.	$299,141
48,600	@	Alliance Semiconductor Corp.	121,014
24,200	@, L	ATMI, Inc.	605,968
77,600	@	Axcelis Technologies, Inc.	566,480
33,450	@	Brooks Automation, Inc.	507,771
14,650		Cohu, Inc.	233,668
57,303	@	DSP Group, Inc.	1,476,124
34,325	@, L	Exar Corp.	459,955
15,225	L	Helix Technology Corp.	235,531
52,900	@	Kopin Corp.	162,403
40,175	@	Kulicke & Soffa Industries, Inc.	252,701
50,250	@, L	Microsemi Corp.	818,573
18,975	@, L	Pericom Semiconductor Corp.	162,616
26,650	@, L	Photronics, Inc.	482,365
24,000	@, L	Power Integrations, Inc.	501,360
22,350	@	Standard Microsystems Corp.	387,996
15,425	@	Supertex, Inc.	282,432
27,675	@, L	Varian Semiconductor Equipment Associates, Inc.	1,051,926
			8,608,024
		Software: 4.6%
32,425	@, L	Altiris, Inc.	773,336
67,425	@	Ansys, Inc.	2,306,608
27,275	@, L	Avid Technology, Inc.	1,476,123
36,907	@	Captaris, Inc.	149,473
26,925	@, L	Cerner Corp.	1,413,832
21,725	@, L	Concord Communications, Inc.	219,857
26,475	@	Dendrite Intl., Inc.	371,709
28,450	@	Digi Intl., Inc.	390,334
63,950	@	eFunds Corp.	1,427,364
11,850	@, L	EPIQ Systems, Inc.	153,813
30,150	@, L	Filenet Corp.	686,817
31,560		Global Payments, Inc.	2,035,304
55,450	@	Hyperion Solutions Corp.	2,445,899
51,950		Inter-Tel, Inc.	1,272,775
19,975	@, L	JDA Software Group, Inc.	280,449
25,400	@, L	Mantech Intl. Corp.	585,978
19,717	@, L	Mapinfo Corp.	237,393
18,050	@	MRO Software, Inc.	253,242
10,300	L	NDCHealth Corp.	164,594
53,950	@	Phoenix Technologies Ltd.	513,604
49,725	@	Pinnacle Systems, Inc.	277,963
78,175	@	Progress Software Corp.	2,049,749
30,550	@, L	Serena Software, Inc.	725,868
11,250	@	SPSS, Inc.	195,638
29,800	@, L	THQ, Inc.	838,572
			21,246,294
		Storage/Warehousing: 0.1%
12,100	@	Mobile Mini, Inc.	488,961
			488,961
		Telecommunications: 1.0%
83,663	@	Adaptec, Inc.	400,746
23,650	@, L	Aeroflex, Inc.	220,655
29,800	@, L	Anixter Intl., Inc.	1,077,270
8,250		Applied Signal Technology, Inc.	188,925
12,250		Black Box Corp.	458,273
17,900	@, L	Boston Communications Group, Inc.	127,448
28,925	@	Commonwealth Telephone Enterprises, Inc.	1,363,524
8,625	@	General Communication, Inc.	78,746
16,750	@	Intrado, Inc.	206,025
15,175	@, L	Network Equipment Technologies, Inc.	85,435
34,725	@	Symmetricom, Inc.	385,100

PORTFOLIO OF INVESTMENTS

ING VP Index Plus SmallCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

6,700	@	Tollgrade Communications, Inc.	$46,230
			4,638,377
		Textiles: 0.2%
5,750		Angelica Corp.	161,000
16,942		G&K Services, Inc.	682,593
			843,593
		Toys/Games/Hobbies: 0.3%
22,475	@	Department 56, Inc.	392,414
53,475	@, L	JAKKS Pacific, Inc.	1,148,108
			1,540,522
		Transportation: 2.4%
19,850	L	Arkansas Best Corp.	749,933
38,350	@	EGL, Inc.	874,380
16,775		Forward Air Corp.	714,280
85,550		Heartland Express, Inc.	1,638,283
48,025	@, L	Kansas City Southern	924,962
19,250	@	Kirby Corp.	809,078
45,125		Knight Transportation, Inc.	1,113,234
52,500	@	Landstar System, Inc.	1,719,374
53,375	@	Offshore Logistics, Inc.	1,778,454
21,650	L	USF Corp.	1,044,829
			11,366,807
		Total Common Stock
		(Cost $428,887,552)	460,347,175

WARRANTS: 0.0%
		Distribution/Wholesale: 0.0%
116	@, X	Timco Aviation Services	—

		Total Warrants
		(Cost $-)	—

		Total Long-Term Investments
		(Cost $428,887,552)	460,347,175

Principal Amount		Value

SHORT-TERM INVESTMENTS: 17.1%
	Repurchase Agreement: 2.2%
$10,472,000	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%,
	due 04/01/05, $10,472,829 to be received upon repurchase
	(Collateralized by $10,920,000 various U.S. Government agency,
	2.875-4.110%, Market Value plus accrued interest
	$10,808,693, due 10/03/05-02/17/09)	$10,472,000
	Total Repurchase Agreement
	(Cost $10,472,000)	10,472,000
	Securities Lending CollateralCC: 14.9%
69,160,737	The Bank of New York Institutional
	Cash Reserves Fund	69,160,737

Principal Amount				Value

		Total Securities Lending Collateral
		(Cost $69,160,737)		69,160,737

		Total Short-Term Investments
		(Cost $79,632,737)		79,632,737

		Total Investments In Securities
		(Cost $508,520,289)*	116.1%	$539,979,912
		Other Assets and Liabilities—Net	(16.1)	(74,691,154)

		Net Assets	100.0%	$465,288,758
	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	X	Fair value determined by ING Funds Valuation Committee
		appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $510,959,073.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$43,230,495
		Gross Unrealized Depreciation		(14,209,656)
		Net Unrealized Appreciation		$29,020,839

Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets

MascoTech, Inc.	2,000	11/29/00	$—	$—	0.0%

PORTFOLIO OF INVESTMENTS

ING VP International Equity Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.3%
		AUSTRALIA: 3.2%
42,000		BHP Billiton Ltd.	$586,527
46,000		QBE Insurance Group Ltd.	529,656
14,100		St. George Bank Ltd.	267,142
31,900		TABCORP Holdings Ltd.	415,019
			1,798,344
		AUSTRIA: 0.9%
25,800		Telekom Austria AG	506,612
			506,612
		BELGIUM: 0.9%
10,100		UCB SA	490,428
			490,428
		BRAZIL: 0.5%
3,400		Banco Itau Holding Financeira SA ADR	275,910
			275,910
		DENMARK: 1.3%
16,700		TDC A/S	704,181
			704,181
		FINLAND: 0.9%
25,600		Fortum Oyj	499,798
			499,798
		FRANCE: 9.3%
11,300		BNP Paribas	803,489
19,600		Credit Agricole SA	534,543
22,900	@	France Telecom SA	686,408
4,600		Lafarge SA	446,992
6,500		Peugeot SA	413,794
13,320		Sanofi-Aventis	1,127,971
5,100		Total SA	1,197,018
			5,210,215
		GERMANY: 7.3%
30,200		Deutsche Post AG	737,096
52,000	@	Deutsche Telekom AG	1,040,777
9,100		E.ON AG	784,251
6,800		Fresenius Medical Care AG	553,191
5,200		Merck KGaA	375,315
3,500		SAP AG	562,768
			4,053,398
		GREECE: 2.5%
10,520		Alpha Bank AE	356,018
18,020		Coca Cola Hellenic Bottling Co. SA	454,022
32,730		Hellenic Telecommunications Organization SA	578,586
			1,388,626

PORTFOLIO OF INVESTMENTS

ING VP International Equity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		HONG KONG: 1.5%
52,000		Cheung Kong Holdings Ltd.	$460,506
136,000		Citic Pacific Ltd.	397,928
			858,434
		INDIA: 1.0%
13,700		ICICI Bank Ltd. ADR	283,864
6,200	#	Reliance Industries Ltd. GDR	158,100
5,500	#	Reliance Industries Ltd. GDR	140,250
			582,214
		INDONESIA: 0.4%
11,000		Telekomunikasi Indonesia Tbk PT ADR	206,140
			206,140
		IRELAND: 2.0%
31,500		Bank of Ireland	498,009
39,400		Depfa Bank PLC	623,681
			1,121,690
		ISRAEL: 0.6%
10,600		Teva Pharmaceutical Industries Ltd. ADR	328,600
			328,600
		ITALY: 4.6%
72,700		Enel S.p.A.	697,611
32,900		Mediaset S.p.A.	474,321
202,600		Telecom Italia S.p.A.	767,438
103,500		UniCredito Italiano S.p.A.	609,924
			2,549,294
		JAPAN: 22.4%
19,400		Chubu Electric Power Co., Inc.	466,889
15,100		Credit Saison Co. Ltd.	542,617
21,000		Dai Nippon Printing Co. Ltd.	342,422
85		East Japan Railway Co.	457,333
71,000		Fujitsu Ltd.	425,916
140,000	@	Isuzu Motors Ltd.	370,568
20,900		JFE Holdings, Inc.	583,037
11,300		Lawson, Inc.	415,455
31,400		Marui Co. Ltd.	421,806
46,000		Matsushita Electric Industrial Co. Ltd.	676,905
189,000		Mitsubishi Chemical Corp.	602,758
92		Mitsubishi Tokyo Financial Group, Inc.	794,514
58,000		Mitsui OSK Lines Ltd.	372,483
49,000		Mitsui Sumitomo Insurance Co. Ltd.	448,686
86		Nippon Paper Group, Inc.	397,355
113		Nippon Telegraph & Telephone Corp.	494,444
51,900		Nissan Motor Co., Ltd.	531,672
129,000		Oki Electric Industry Co. Ltd.	543,338
3,400		ORIX Corp.	434,291
49,000		Sumitomo Corp.	419,913
41,000		Sumitomo Electric Industries Ltd.	436,311
88,000		Sumitomo Trust & Banking Co. Ltd.	573,373
111,000		Taisei Corp.	416,186
15,500		Takeda Pharmaceutical Co. Ltd.	738,802
150,000		Toshiba Corp.	626,371
			12,533,445
		LUXEMBOURG: 0.9%
21,400		Arcelor	489,907
			489,907

PORTFOLIO OF INVESTMENTS

ING VP International Equity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		NETHERLANDS: 3.9%
39,200		Aegon NV	$529,797
5,800		DSM NV	409,624
49,700	@	Koninklijke Ahold NV	416,401
29,900		Koninklijke Philips Electronics NV	825,535
			2,181,357
		NORWAY: 0.6%
4,380		Norsk Hydro ASA	362,866
			362,866
		SINGAPORE: 0.7%
42,000		DBS Group Holdings Ltd.	379,059
			379,059
		SOUTH KOREA: 0.4%
1,000		Samsung Electronics Co. Ltd. GDR	247,886
			247,886
		SPAIN: 2.7%
55,900		Banco Santander Central Hispano SA	681,984
30,900		Repsol YPF SA	820,686
			1,502,670
		SWEDEN: 2.7%
61,400		Nordea Bank AB	622,867
86,600		Skandia Forsakrings AB	441,923
36,000		Swedish Match AB	442,373
			1,507,163
		SWITZERLAND: 5.4%
10,460		Roche Holding AG	1,125,507
4,900		Swiss Reinsurance Co.	352,277
12,140		UBS AG	1,029,206
2,962	@	Zurich Financial Services AG	522,007
			3,028,997
		TAIWAN: 0.4%
26,600		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	225,568
			225,568
		UNITED KINGDOM: 18.3%
19,300		Anglo American PLC	457,587
113,900		BAE Systems PLC	558,608
141,033		BP PLC	1,464,519
67,700	@	British Airways PLC	338,315
47,300		Diageo PLC	667,323
31,100		Enterprise Inns PLC	453,130
88,800		HSBC Holdings PLC	1,404,774
284,100		Legal & General Group PLC	607,894
138,800		Rentokil Initial PLC	424,747
35,803		Royal Bank of Scotland Group PLC	1,138,975
29,200		Severn Trent PLC	505,002
174,600	S	Shell Transport & Trading Co. PLC	1,570,773
66,200		Unilever PLC	654,763
			10,246,410
		Total Common Stock
		(Cost $46,863,388)	53,279,212

PORTFOLIO OF INVESTMENTS

ING VP International Equity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 4.1%
		Repurchase Agreement: 4.1%
$2,265,000	S	Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%,
		due 04/01/05, $2,265,178 to be received upon repurchase
		(Collateralized by $2,338,000 Federal Home Loan
		Mortgage Corp., 4.500%, Market Value plus
		accrued interest $2,311,253, due 07/15/13)		$2,265,000
		Total Short-Term Investments
		(Cost $2,265,000)		2,265,000
		Total Investments In Securities
		(Cost $49,128,388)*	99.4%	$55,544,212
		Other Assets and Liabilities—Net	0.6%	347,059
		Net Assets	100.0%	$55,891,271
	@	Non-income producing security
	ADR	American Depositary Receipt
	S	Segregated securities for futures, when-issued or delayed delivery securities held at March 31, 2005.

	*	Cost for federal income tax purposes is $49,243,653.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,691,743
		Gross Unrealized Depreciation		(391,184)
		Net Unrealized Appreciation		$6,300,559

Industry	Percentage of Net Assets
Aerospace/Defense	1.0%
Agriculture	0.8
Airlines	0.6
Auto Manufacturers	2.4
Banks	19.6
Beverages	2.0
Building Materials	0.8
Chemicals	2.3
Commercial Services	1.4
Computers	0.8
Distribution/Wholesale	0.8
Diversified Financial Services	1.7
Electric	4.4
Electrical Components and Equipment	2.3
Electronics	1.5
Engineering and Construction	0.7
Entertainment	0.7
Food	1.9
Forest Products and Paper	0.7

PORTFOLIO OF INVESTMENTS

ING VP International Equity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Healthcare-Products	1.0
Holding Companies-Diversified	0.7
Home Furnishings	1.2
Insurance	6.1
Iron/Steel	1.9
Media	0.8
Mining	1.9
Oil and Gas	9.7
Pharmaceuticals	7.5
Real Estate	0.8
Retail	2.3
Semiconductors	0.4
Software	1.0
Telecommunications	9.9
Transportation	2.8
Water	0.9
Repurchase Agreement	4.1
Other Assets and Liabilities, Net	0.6
Net Assets	100.0%

Information concerning open futures contracts at March 31, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Loss
Long Contracts
EURO STOXX	12	$468,342	06/17/2005	$(4,874)
FTSE 100 Index	2	185,332	06/17/2005	(3,249)
TOPIX Index	2	220,737	06/09/2005	(2,426)
				$(10,549)

PORTFOLIO OF INVESTMENTS

ING VP Small Company Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 96.6%
		Aerospace/Defense: 5.1%
136,300		Engineered Support Systems, Inc.	$7,294,776
57,850	@	Innovative Solutions & Support, Inc.	1,836,738
83,800	@	MTC Technologies, Inc.	2,723,500
153,650	@	Teledyne Technologies, Inc.	4,809,245
135,100		United Defense Industries, Inc.	9,919,042
			26,583,301
		Airlines: 0.4%
351,300	@	Northwest Airlines Corp.	2,350,197
			2,350,197
		Apparel: 1.0%
230,800	@	Warnaco Group, Inc.	5,548,432
			5,548,432
		Banks: 5.2%
263,400	@@	Banco Latinoamericano de Exportaciones SA	5,383,896
352,000	@@	BanColombia SA ADR	4,702,720
105,000		First Republic Bank	3,398,850
236,000		Hudson United BanCorp	8,319,000
47,100		IBERIABANK Corp.	2,649,846
91,800		Texas Regional Bancshares, Inc.	2,764,098
			27,218,410
		Biotechnology: 0.9%
50,900	@	Martek Biosciences Corp.	2,961,871
107,500	@	Telik, Inc.	1,621,100
			4,582,971
		Building Materials: 1.0%
35,000		Eagle Materials, Inc.	2,832,900
30,000	@	Genlyte Group, Inc.	2,699,100
			5,532,000
		Chemicals: 0.8%
41,000	@@	Braskem SA ADR	1,660,500
300,000	@	Terra Industries, Inc.	2,328,000
			3,988,500
		Coal: 0.6%
117,300	@	Westmoreland Coal Co.	2,950,095
			2,950,095
		Commercial Services: 2.5%
105,400	@	Bright Horizons Family Solutions, Inc.	3,556,196
70,000	@	Exponent, Inc.	1,672,300
87,700	@	Intersections, Inc.	1,276,035
309,800	@	Resources Connection, Inc.	6,484,114
			12,988,645

PORTFOLIO OF INVESTMENTS

ING VP Small Company Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 4.3%
113,000		Agilysys, Inc.	$2,221,580
650,000	@	Brocade Communications Systems, Inc.	3,848,000
125,000	@	Brooktrout, Inc.	1,406,250
197,000	@	Covansys Corp.	2,938,255
488,000	@	InterVoice, Inc.	5,480,240
173,900		MTS Systems Corp.	5,048,317
650,000	@	Quantum Corp.	1,891,500
			22,834,142
		Distribution/Wholesale: 1.6%
100,000	@	Brightpoint, Inc.	1,873,000
157,800		Watsco, Inc.	6,643,380
			8,516,380
		Diversified Financial Services: 1.1%
586,700	@	Knight Trading Group, Inc.	5,655,788
			5,655,788
		Electric: 0.4%
400,000	@@	Cia Paranaense de Energia ADR	1,872,000
			1,872,000
		Electrical Components and Equipment: 1.7%
175,000		Ametek, Inc.	7,043,750
219,000	@	Artesyn Technologies, Inc.	1,907,490
			8,951,240
		Electronics: 3.1%
116,400	@	Benchmark Electronics, Inc.	3,705,012
165,000		CTS Corp.	2,145,000
79,000	@	Metrologic Instruments, Inc.	1,775,920
59,800	@	NVE Corp.	1,140,386
203,300	@	SBS Technologies, Inc.	2,266,795
150,000	@	Trimble Navigation Ltd.	5,071,500
			16,104,613
		Energy-Alternate Sources: 1.0%
155,800	@	Headwaters, Inc.	5,113,356
			5,113,356
		Engineering and Construction: 0.9%
100,000	@	Washington Group Intl., Inc.	4,499,000
			4,499,000
		Entertainment: 1.4%
130,700	@	Macrovision Corp.	2,978,653
175,000	@	Sunterra Corp.	2,639,000
335,000	@	Youbet.com, Inc.	1,963,100
			7,580,753
		Food: 3.0%
373,800		Corn Products Intl., Inc.	9,715,062
103,000		Sanderson Farms, Inc.	4,450,630
1,330		Seaboard Corp.	1,427,090
			15,592,782
		Gas: 0.6%
75,000		New Jersey Resources Corp.	3,264,750
2,200		South Jersey Industries, Inc.	124,080
			3,388,830

PORTFOLIO OF INVESTMENTS

ING VP Small Company Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 0.9%
52,870	@	Biosite, Inc.	$2,750,826
84,300	@	Wright Medical Group, Inc.	2,023,200
			4,774,026
		Healthcare-Services: 3.9%
204,400	@	Kindred Healthcare, Inc.	7,174,440
100,000	@	Matria Healthcare, Inc.	3,071,000
105,000	@	Sierra Health Services, Inc.	6,703,200
75,000	@	United Surgical Partners Intl., Inc.	3,432,750
			20,381,390
		Household Products/Wares: 1.1%
133,500	@	Central Garden & Pet Co.	5,855,310
			5,855,310
		Insurance: 1.6%
83,200		AmerUs Group Co.	3,931,200
71,700		Commerce Group, Inc.	4,443,966
			8,375,166
		Internet: 2.4%
64,000	@	Equinix, Inc.	2,709,760
160,700	@	Imergent, Inc.	1,576,467
57,000	@	Overstock.com, Inc.	2,450,430
250,000	@	ValueClick, Inc.	2,652,500
59,000	@	Websense, Inc.	3,174,200
			12,563,357
		Investment Companies: 0.7%
213,750		Apollo Investment Corp.	3,586,725
			3,586,725
		Iron/Steel: 1.7%
75,000		Carpenter Technology Corp.	4,455,750
345,000	@@	Gerdau AmeriSteel Corp.	2,087,250
72,000	@	Wheeling-Pittsburgh Corp.	2,235,600
			8,778,600
		Leisure Time: 0.5%
206,900	@	K2, Inc.	2,844,875
			2,844,875
		Lodging: 1.3%
294,450	@	Interstate Hotels & Resorts, Inc.	1,419,249
633,200	@	La Quinta Corp.	5,382,200
			6,801,449
		Machinery-Construction and Mining: 1.6%
190,100	@	Terex Corp.	8,231,330
			8,231,330
		Machinery-Diversified: 2.0%
115,000		Cognex Corp.	2,861,200
56,200	@	Middleby Corp.	2,776,280
252,200		Washington Air Break Technologies Corp.	5,167,578
			10,805,058

PORTFOLIO OF INVESTMENTS

ING VP Small Company Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 2.3%
266,700	@, L	4 Kids Entertainment, Inc.	$5,896,737
185,500	@	Cumulus Media, Inc.	2,643,375
94,150		Liberty Corp.	3,817,783
			12,357,895
		Mining: 0.3%
97,000	@, @@	Inmet Mining Corp.	1,479,233
			1,479,233
		Miscellaneous Manufacturing: 0.6%
131,025	@	Ceradyne, Inc.	2,931,029
			2,931,029
		Oil and Gas: 6.2%
257,000	@	Denbury Resources, Inc.	9,054,109
95,000	@	Giant Industries, Inc.	2,441,500
123,700		Patina Oil & Gas Corp.	4,948,000
117,700	@	Plains Exploration & Production Co.	4,107,730
146,700	@	Southwestern Energy Co.	8,326,692
100,000	@	Tesoro Petroleum Corp.	3,702,000
			32,580,031
		Oil and Gas Services: 2.5%
134,000	@, @@	Core Laboratories NV	3,439,780
109,100	@	Hydril Co.	6,372,531
158,800	@	Oil States Intl., Inc.	3,263,340
			13,075,651
		Pharmaceuticals: 2.2%
241,700	@	Alkermes, Inc.	2,508,846
180,950	@	Amylin Pharmaceuticals, Inc.	3,164,816
202,200	@	Critical Therapeutics, Inc.	1,372,938
265,000	@	Discovery Laboratories, Inc.	1,491,950
60,400	@	MGI Pharma, Inc.	1,526,308
33,300	@	OSI Pharmaceuticals, Inc.	1,376,622
			11,441,480
		Real Estate: 0.9%
132,000	@	CB Richard Ellis Group, Inc.	4,618,680
			4,618,680
		Real Estate Investment Trusts: 8.0%
265,000		Acadia Realty Trust	4,261,200
76,400		Alexandria Real Estate Equities, Inc.	4,918,632
131,800		Corporate Office Properties Trust	3,490,064
161,100	@	Felcor Lodging Trust, Inc.	2,002,473
161,500		Gramercy Capital Corp.	3,149,250
310,700		Innkeepers USA Trust	4,011,137
167,400		LaSalle Hotel Properties	4,862,970
276,400		Newcastle Investment Corp.	8,181,439
152,800		Reckson Associates Realty Corp.	4,690,960
46,450		SL Green Realty Corp.	2,611,419
			42,179,544
		Retail: 3.9%
152,800	@	Aeropostale, Inc.	5,004,200
95,000		Brown Shoe Co., Inc.	3,255,650

PORTFOLIO OF INVESTMENTS

ING VP Small Company Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

119,200		Claire’s Stores, Inc.	$2,746,368
131,000	@	Electronics Boutique Holdings Corp.	5,629,070
95,644	@	Syms Corp.	1,267,283
87,000	@	The Pantry, Inc.	2,694,390
			20,596,961
		Savings and Loans: 1.4%
416,150		First Niagara Financial Group, Inc.	5,497,342
33,800		WSFS Financial Corp.	1,776,528
			7,273,870
		Semiconductors: 3.4%
113,300	@	ADE Corp.	2,515,260
295,000	@	Integrated Device Technology, Inc.	3,548,850
115,376	@	Pericom Semiconductor Corp.	988,772
117,000	@	Power Integrations, Inc.	2,444,130
92,000	@	Sigmatel, Inc.	3,443,560
132,300	@	Varian Semiconductor Equipment Associates, Inc.	5,028,723
			17,969,295
		Software: 5.1%
160,000	@	Avid Technology, Inc.	8,659,200
175,000	@	Filenet Corp.	3,986,500
837,600	@	Informatica Corp.	6,926,952
137,500	@	Progress Software Corp.	3,605,250
137,525	@	THQ, Inc.	3,869,954
			27,047,856
		Telecommunications: 2.6%
227,000	@	Aspect Communications Corp.	2,363,070
116,000	@@	Brasil Telecom Participacoes SA ADR	3,787,400
52,000	@	Comtech Telecommunications	2,709,200
200,000	@	Netgear, Inc.	3,018,000
134,000		Otelco, Inc.	2,056,900
			13,934,570
		Transportation: 2.0%
53,500		Forward Air Corp.	2,278,030
52,400	@	HUB Group, Inc.	3,283,908
145,000	@	Landstar System, Inc.	4,748,750
			10,310,688
		Trucking and Leasing: 0.6%
100,000		GATX Corp.	3,319,000
			3,319,000
		Water: 0.3%
140,000	@@	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,723,400
			1,723,400
		Total Common Stock (Cost $447,658,359)	507,687,904

PORTFOLIO OF INVESTMENTS

ING VP Small Company Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 2.9%
		Repurchase Agreement: 2.9%
$15,237,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $15,238,206 to be received upon repurchase (Collateralized by $16,230,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $15,612,656, due 02/15/09)		$15,237,000
		Total Repurchase Agreement (Cost $15,237,000)		15,237,000
		Securities Lending CollateralCC: 0.0%
116,018		The Bank of New York Institutional Cash Reserves Fund		116,018
		Total Securities Lending Collateral (Cost $116,018)		116,018
		Total Short-Term Investments (Cost $15,353,018)		15,353,018
		Total Investments In Securities (Cost $463,011,377)*	99.5%	$523,040,922
		Other Assets and Liabilities—Net	0.5	2,776,381
		Net Assets	100.0%	$525,817,303
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $463,204,910.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$82,629,121
		Gross Unrealized Depreciation		(22,793,109)
		Net Unrealized Appreciation		$59,836,012

PORTFOLIO OF INVESTMENTS

ING VP Value Opportunity Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.9%
		Aerospace/Defense: 3.3%
66,600		General Dynamics Corp.	$7,129,530
			7,129,530
		Agriculture: 3.4%
112,000		Altria Group, Inc.	7,323,680
			7,323,680
		Apparel: 2.2%
56,800	L	Nike, Inc.	4,732,008
			4,732,008
		Banks: 6.7%
180,700		Bank of America Corp.	7,968,870
111,200		Wells Fargo & Co.	6,649,760
			14,618,630
		Building Materials: 1.5%
96,900		Masco Corp.	3,359,523
			3,359,523
		Chemicals: 4.9%
113,500		Dow Chemical Co.	5,657,975
106,500		Praxair, Inc.	5,097,090
			10,755,065
		Computers: 3.5%
83,000		International Business Machines Corp.	7,584,540
			7,584,540
		Cosmetics/Personal Care: 2.6%
84,400		Kimberly-Clark Corp.	5,547,612
			5,547,612
		Diversified Financial Services: 11.8%
118,500		Citigroup, Inc.	5,325,390
96,500		Fannie Mae	5,254,425
64,800	L	Freddie Mac	4,095,360
94,000		Merrill Lynch & Co., Inc.	5,320,400
99,200		Morgan Stanley	5,679,200
			25,674,775
		Electrical Components and Equipment: 2.9%
96,100		Emerson Electric Co.	6,239,773
			6,239,773
		Electronics: 3.3%
258,800	@@	Koninklijke Philips Electronics NV	7,122,176
			7,122,176

PORTFOLIO OF INVESTMENTS

ING VP Value Opportunity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Food: 5.0%
107,300	@@	Nestle SA ADR	$7,365,115
51,500	@@	Unilever NV	3,523,630
			10,888,745
		Forest Products and Paper: 2.0%
120,500		International Paper Co.	4,433,195
			4,433,195
		Healthcare-Services: 2.5%
52,300		Quest Diagnostics, Inc.	5,498,299
			5,498,299
		Insurance: 8.1%
111,400		Allstate Corp.	6,022,284
104,700		American Intl. Group, Inc.	5,801,427
147,200		MetLife, Inc.	5,755,520
			17,579,231
		Media: 2.4%
65,400	L	Gannett Co., Inc.	5,171,832
			5,171,832
		Miscellaneous Manufacturing: 3.1%
180,600		Honeywell Intl., Inc.	6,720,126
			6,720,126
		Oil and Gas: 14.1%
91,000		Apache Corp.	5,571,930
135,800	@@	BP PLC ADR	8,473,920
147,100		ChevronTexaco Corp.	8,577,400
135,900		Exxon Mobil Corp.	8,099,640
			30,722,890
		Oil and Gas Services: 2.2%
112,630	L	Halliburton Co.	4,871,248
			4,871,248
		Pharmaceuticals: 2.7%
219,600		Pfizer, Inc.	5,768,892
			5,768,892
		Retail: 2.0%
136,300		McDonald’s Corp.	4,244,382
			4,244,382
		Savings and Loans: 5.9%
297,100		Sovereign Bancorp, Inc.	6,583,736
157,500		Washington Mutual, Inc.	6,221,250
			12,804,986
		Telecommunications: 1.8%
108,900		Verizon Communications, Inc.	3,865,950
			3,865,950
		Total Common Stock (Cost $192,741,477)	212,657,088

PORTFOLIO OF INVESTMENTS

ING VP Value Opportunity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 5.0%
		Repurchase Agreement: 2.1%
$4,579,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, $4,579,363 to be received upon repurchase (Collateralized by $4,725,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $4,673,771, due 11/15/07)		$4,579,000
		Total Repurchase Agreement (Cost $4,579,000)		4,579,000
		Securities Lending CollateralCC: 2.9%
6,339,984		The Bank of New York Institutional Cash Reserves Fund		6,339,984
		Total Securities Lending Collateral (Cost $6,339,984)		6,339,984
		Total Short-Term Investments (Cost $10,918,984)		10,918,984
		Total Investments In Securities (Cost $203,660,461)*	102.9%	$223,576,072
		Other Assets and Liabilities—Net	(2.9)	(6,293,812)
		Net Assets	100.0%	$217,282,260
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2004.
	*	Cost for federal income tax purposes is $204,624,544.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$25,155,398
		Gross Unrealized Depreciation		(6,203,870)
		Net Unrealized Appreciation		$18,951,528

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Portfolios, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005